UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor New York , NY			10019
(Address of principal executive offices)			(Zip code)

1301 Avenue of the Americas (6th Ave.), 35th Floor New York , NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-851-0511

Date of fiscal year end:	August 31, 2016

Date of reporting period:	February 29, 2016

Item 1. Reports to Stockholders.

DIREXION FUNDS

SEMI–ANNUAL REPORT FEBRUARY 29, 2016

1301 Avenue of the Americas (6th Ave.), 35th Floor  New York, New York 10019  www.direxioninvestments.com

Direxion Dynamic HY Bond Fund (PDHYX)

1X BEAR FUNDS

Direxion Monthly 25+ Year Treasury Bear 1X Fund (DXSTX)

1.2X BULL FUNDS

Direxion Monthly 25+ Year Treasury Bull 1.2X Fund (DXLTX)

Direxion Monthly High Yield Bull 1.2X Fund (DXHYX)

2X BULL FUNDS	2X BEAR FUNDS
Direxion Monthly NASDAQ®-100 Bull 2X Fund (DXQLX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly Natural Resources Bull 2X Fund (DXCLX)

Table of Contents

Letter to Shareholders	4
Expense Example	10
Allocation of Portfolio Holdings	12
Schedules of Investments	13
Statements of Assets and Liabilities	28
Statements of Operations	33
Statements of Changes in Net Assets	38
Financial Highlights	46
Notes to the Financial Statements	50
Supplemental Information (Unaudited)	67
Investment Advisory Agreement Approval (Unaudited)	68
Trustees and Officers	70

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Letter to Shareholders

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds (the "Funds") covers the period from September 1, 2015 to February 29, 2016 (the "Semi-Annual Period").

Fund Operational Review:

The Funds are leveraged and seek to provide a calendar month return of 120%, 200%, -100% or -200% of the calendar month performance of a particular benchmark ("Leveraged Funds"). The term "calendar month" refers to the period from the close of the markets on the last business day of a given calendar month, until the close of the markets on the last business day of the subsequent calendar month. The Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than the target exposure to the index, depending on the performance of the target index. If a Fund's shares are held through the end of a calendar month or months, the Fund's performance is likely to deviate from the multiple of the benchmark performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the benchmark performance for such shorter periods. The Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking calendar month leverage investment results and intend to actively monitor and manage their investments.

The Funds with the word "Bull" in their name attempt to provide investment results that correlate to 120% or 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Funds with the word "Bear" in its name attempts to provide investment results that correlate to -100% or -200% of the return of an index or benchmark, meaning that a Bear Fund attempts to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each Leveraged Fund's calendar month investment objective, Rafferty Asset Management ("Rafferty" or the "Adviser") uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders resulting in repositioning each Fund's investments in accordance with its calendar month investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce calendar month returns consistent with a Fund's objective. As a consequence, if a Leveraged Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Leveraged Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Leveraged Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Leveraged Fund invests in some combination of financial instruments so it generates economic exposure consistent with the Fund's investment objective. Financial instruments may include ETFs, stock index futures contracts, options on securities and stock indices and swap agreements. Each Leveraged Fund invests significantly in swap agreements. Rafferty uses these types of investments to produce economically "leveraged" investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

The Funds may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

DIREXION SEMI-ANNUAL REPORT

The discussion below relates to the performance of the Funds for their respective period. The Leveraged Funds seek to provide calendar month returns which are a multiple – positive or negative – of the calendar month performance of a particular benchmark. The performance of the Leveraged Funds for their respective period is important for understanding whether these Funds meet their investment goals. A Leveraged Fund meeting its calendar month investment objective should have performance for the period similar to the performance indicated by models based on the calendar month returns of the relevant benchmark for the period. Direxion maintains models indicating the expected performance of each Fund in light of the path of the relevant benchmark. The models, and a description of how they work, are available on the Direxion website (www.direxioninvestments.com) under Tools/Exposure Level. The models do not take into account the size of a Fund, the Fund's expense ratio or any transaction fees associated with creating a Fund's portfolio. A brief comparison of the actual returns versus the expected returns for each of the Funds in this Semi-Annual Report follows.

Fund Performance Review:

Since inception on November 2, 2015, the Direxion Monthly 25+ Year Treasury Bull 1.2X Fund and the Direxion Monthly 25+ Year Treasury Bear 1X Fund sought to provide 120% and -100% of the calendar month return of the NYSE 25 Year Plus Treasury Bond Index, respectively. The NYSE 25 Year Plus Treasury Bond Index is a multi-security fixed income index that attempts to track U.S. Treasury bonds with a maturity of 25 years or greater. Bonds eligible for inclusion must: be issued by the U.S. Treasury; have a maturity of 25 years or greater at issuance; be denominated in U.S. Dollars; be an either callable or non-callable issue; and have a fixed, non-zero coupon. The Index rebalances monthly, after the close of trading on the last business day of each month. The weighting of the bonds in the Index is reset during the rebalance to represent each issue's market value which is based on the issue's float-adjusted amount outstanding. Since inception, the NYSE 25 Year Plus Treasury Bond Index returned 7.62%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 25+ Year Treasury Bull 1.2X Fund returned 9.13%, while the model indicated an expected return of 9.43%. The Direxion Monthly 25+ Year Treasury Bear 1X Fund returned -8.42%, while the model indicated an expected return of -9.39%.

Since inception on February 17, 2016, the Direxion Monthly High Yield Bull 1.2X Fund sought to provide 120% of the calendar month return of the Solactive High Yield Beta Index. The Solactive High Yield Beta Index is a rules-based, systematic strategy index that provides exposure to a weighted portfolio of three different exchange traded funds ("ETFs"). The allocation to each U.S. High Yield Corporate Bond ETF is changed every month to an equal weighting of all ETFs. The Index is calculated and distributed by Solactive AG and is calculated and published in U.S. Dollars. Since inception, the Solactive High Yield Beta Index returned 4.05%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Fund. Direxion Monthly High Yield Bull 1.2X Fund returned 3.94%, while the model indicated an expected return of 4.01%.

The Direxion Monthly NASDAQ-100® Bull 2X Fund sought to provide 200% of the calendar month return of the NASDAQ-100® Index. The NASDAQ-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the National Market tier of the NASDAQ National Market. All companies listed on the index have an average daily trading volume of at least 200,000 shares. For the Semi-Annual Period, the NASDAQ-100® Index returned -1.09%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly NASDAQ-100® Bull 2X Fund returned -5.09%, while the model indicated an expected return of -3.78%.

The Direxion Monthly S&P 500® Bull 2X Fund and the Direxion Monthly S&P 500® Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the S&P 500® Index, respectively. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor's selects the 500 stocks comprising the index on the basis of market values and industry diversification. Most of the stocks in the index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $38.94 billion dollars and a median

DIREXION SEMI-ANNUAL REPORT

market capitalization of $17.80 billion dollars as of December 31, 2015. For the Semi-Annual Period, the S&P 500® Index returned -0.93%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly S&P 500® Bull 2X Fund returned -4.14%, while the model indicated an expected return of -2.81%. The Direxion Monthly S&P 500® Bear 2X Fund returned -2.04%, while the model indicated an expected return of -1.36%.

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2,000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The companies included in the index have an average market capitalization of more than $1.02 billion dollars and a median market capitalization of $696.21 million dollars as of December 31, 2015. For the Semi-Annual Period, the Russell 2000® Index returned -10.16%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of annual performance of the Funds. The Direxion Monthly Small Cap Bull 2X Fund returned -21.46%, while the model indicated an expected return of -20.79%. The Direxion Monthly Small Cap Bear 2X Fund returned 16.01%, while the model indicated an expected return of 17.92%.

The Direxion Monthly 7-10 Year Treasury Bull 2X Fund and the Direxion Monthly 7-10 Year Treasury Bear 2X Fund sought to provide 200% and -200% of the calendar month return of the NYSE 7-10 Year Treasury Bond Index, respectively. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 4.94%. Given the calendar month investment objectives of the Funds and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Funds. The Direxion Monthly 7-10 Year Treasury Bull 2X Fund returned 8.56%, while the model indicated an expected return of 9.97%. The Direxion Monthly 7-10 Year Treasury Bear 2X Fund returned -10.69%, while the model indicated an expected return of -9.63%.

The Direxion Monthly China Bull 2X Fund sought to provide 200% of the calendar month return of the FTSE China 50 Index. The FTSE China 50 Index consists of the 50 largest and most liquid Chinese companies currently trading on the Hong Kong Stock Exchange. Securities in the index are weighted based on the total market value of their shares, so that securities with higher total market values will generally have a higher representation in the index. Index constituents are screened for liquidity and weightings and are capped to prevent the index from being overly concentrated in any one stock. As of December 31, 2015, the index is concentrated in the financial, energy, technology and telecommunication sectors, but this concentration may change in the future based on the index's methodology and the varying nature of China's economy. The Fund will concentrate its investment (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in a particular industry or group of industries to approximately the same extent as the index is so concentrated. For the Semi-Annual Period, the FTSE China 50 Index returned -13.82%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly China Bull 2X Fund returned -27.95%, while the model indicated an expected return of -27.57%.

The Direxion Monthly Emerging Markets Bull 2X Fund sought to provide 200% of the calendar month return of the MSCI Emerging Markets IndexSM. The MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of December 31, 2015 the index consisted of the following 26 emerging market country indices: Brazil, Chile, China, Colombia, Curacao, Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Malaysia, Malta, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, and UAE. For the Semi-Annual Period, the MSCI Emerging Markets IndexSM returned -9.05%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly Emerging Markets Bull 2X Fund returned -19.19%, while the model indicated an expected return of -18.06%.

DIREXION SEMI-ANNUAL REPORT

The Direxion Monthly Latin America Bull 2X Fund sought to provide 200% of the calendar month return of the S&P® Latin America 40 Index. The S&P® Latin America 40 Index is an equity index drawn from five major Latin American markets: Brazil, Mexico, Chile, Colombia, and Peru. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue chip companies from the Latin American markets, capturing 70% of their total market capitalization. The index constituents are leading, large, liquid companies from the Latin American markets with an average market capitalization of $15.14 billion and a median market capitalization of $10.78 billion as of December 31, 2015. For the Semi-Annual Period, the S&P® Latin America 40 Index returned -13.45%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly Latin America Bull 2X Fund returned -27.88%, while the model indicated an expected return of -26.19%.

The Direxion Monthly Natural Resources Bull 2X Fund sought to provide 200% of the calendar month return of the S&P North American Natural Resources Sector Index. The index is a modified-capitalization weighted equity index containing U.S. traded stocks of natural resource related companies in the United States and Canada. The stocks are selected from a universe of U.S. traded stocks that are classified under the GICS® energy and materials sectors, excluding stocks in the chemical and steel sub-industry. The index rebalances semi-annually, in June and December. As of December 31, 2015, the constituents of the index have a median market capitalization of $4.48 billion and an average market capitalization of $12.63 billion. For the Semi-Annual Period, the S&P North American Natural Resources Sector Index returned -13.98%. Given the calendar month investment objectives of the Fund and the path dependency of returns for longer periods, the return of the index alone should not generate expectations of performance of the Fund. The Direxion Monthly Natural Resources Bull 2X Fund returned -29.71%, while the model indicated an expected return of -28.61%.

The Direxion Dynamic HY Bond Fund sought to maximize total return (income plus capital appreciation) by investing primarily in debt instruments with an emphasis on lower-quality debt. The Fund utilizes investments in high yield ETFs as a means of obtaining liquid exposure to the domestic high yield debt market, and retains the flexibility to invest in physical bonds as well as derivatives and financial instruments linked to lower rated fixed income securities. Typically, the Fund will have 85-100% of the portfolio invested in such high yield ETFs. The Fund will seek leveraged returns by investing in derivatives, such as futures contracts, forward contracts and swaps, which can include swaps on debt instruments, ETFs and mutual funds. Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments. The Direxion Dynamic HY Bond Fund returned -7.61% during the Semi-Annual Period.

The Semi-Annual Period was a difficult time for High Yield products, as the risk-off sentiment across many asset classes remained the major theme. The negative impact of commodity prices – especially oil – and sluggish global growth resulted in performance not seen in the High Yield space since 2008. Through the Semi-Annual Period, the iBoxx Liquid High Yield Index was down -4.77% and the Barclays High Yield Index fell -5.65%. The space saw a very promising rebound in the last twelve trading days following the February 11, 2016 bottom. As a result, the Direxion Dynamic HY Bond Fund rallied due to the stabilization in commodities, global central bank activity and U.S. High yield spreads tightened dramatically over U.S. Treasury bonds throughout the two-week rally.

Factors Affecting Fund Performance:

Benchmark Performance: The calendar month performance of each Fund's benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving Fund performance. Given the calendar month goals, the series of calendar month index returns are most important. The market conditions affecting the benchmark indexes during the past year are described below.

Leverage: Each Fund seeks calendar month investment results (before fees and expenses) of either 120% or 200% (for the Bull Funds) or -100% or -200% (for the Bear Funds) of the performance of its respective underlying index. The use of leverage magnifies a Fund's gains or losses and increases the investment's risk and volatility.

DIREXION SEMI-ANNUAL REPORT

Volatility and Compounding: The goal of leveraged funds is to provide a multiple of the calendar month returns of an underlying index. Over periods longer or shorter than a calendar month, a Fund should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding – a universal mathematical concept applying to all investments – returns of the Funds over longer periods will differ from the Fund's calendar month stated goal. Periods of high-volatility lacking a clear trend hurt a Fund's performance, while trending low-volatility markets enhance a Fund's performance.

Cost of Financing: In order to attain leveraged exposure, a Bull Fund incurs a cost of LIBOR1 plus or minus a spread, and a Bear Fund receives LIBOR plus or minus a spread as applied to the borrowed portion of the Fund's exposure. Financing costs create a drag on a Bull Fund's performance. Because LIBOR is very low, a Bear Fund receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

Equity Dividends: A Bull Fund's performance is positively impacted by equity and index dividends, as the Funds receive those payments. A Bear Fund's performance is negatively impacted, as they are obligated to pay the dividends.

Fees, Expenses, and Transaction Costs: Fees and expenses are listed in each Fund's prospectus and may be larger than many traditional index funds' fees, causing a greater negative impact on Fund performance. Transactions costs are not included in the expense ratio of the Funds. Transaction costs can be higher due to the Fund's use of leverage, significant purchase and redemption activity by Fund shareholders; or trading securities that are comparatively less liquid.

Market Conditions Affecting Fund Performance:

A general review of economic conditions, market events and index performance for the period is described below.

U.S. markets entered September 2015 amid concerns over an economic slowdown in China and how it might affect domestic growth. Domestically, the Federal Reserve opted to leave rates unchanged in September, contributing to further market uncertainty. Into Q4 2015, domestic markets took solace in strong U.S. economic data coupled with stimulus hopes out of China. A subsequent market rally into mid-November was weighed down by weakness in energy and broad commodities due to an anticipated rate move by the Federal Reserve in their December meeting. Most notably, and after much speculation, the Federal Reserve finally raised the fed funds rate 0.25% in the month of December – its first increase in nine years. As Brent Crude dipped firmly below $40 a barrel and China devalued its currency, the S&P 500 Index logged its worst start ever to a new year, dropping -4.9% through January 7, 2016. Concerns over China, interest rates and falling oil prices all contributed to increased volatility and a market selloff into February. It also contributed to spikes in the VIX Index that measured the highest since August 2011. The Semi-Annual Period ended on a more positive note, as oil seemed to find a bottom and rallied into the end of February.

Internationally, China's economy grew at 6.9% in 2015, the slowest rate in twenty-five years. The Chinese government continues to project slower GDP growth as it attempts to shift from a manufacturing and export-based economy, to a consumption-based economy. While Mexican and Chilean stock indexes were little changed, Brazilian equities, accounting for 40% of the index, saw significant declines. These declines are associated with continued uncertainty in Brazilian politics as President Rousseff continues to face charges of corruption and record unpopularity. Russian and Indian equity indexes also saw sharp negative returns over the Semi-Annual Period.

1  London Inter-Bank Offer Rate. The interest rate that the banks charge each other for loans (usually in Eurodollars). This rate is applicable to the short-term international interbank market, and applies to very large loans borrowed for anywhere from one day to five years.

DIREXION SEMI-ANNUAL REPORT

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

Eric W. Falkeis	Patrick Rudnick
Principal Executive Officer	Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call toll-free, 1-800-851-0511, or visit www.direxioninvestments.com.

An investment in the Funds involves risk, including the possible loss of principal. The Funds are non-diversified and include risks associated with concentration risk which results from the Funds' investments in a particular industry or sector and can increase volatility over time. Active and frequent trading associated with a regular rebalance of the fund can cause the price to fluctuate, therefore impacting its performance compared to other investment vehicles. The Funds are leveraged and include risks associated with being leveraged which include the potential to create a greater negative return had the Fund not employed leverage. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus. An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment.

An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxioninvestments.com. The prospectus should be read carefully before investing.

There is no guarantee the Funds will achieve their objective. Investing in funds that track an index may be more volatile than investing in broadly diversified funds. The use of leverage by a Fund means the Funds are riskier than alternatives which do not use leverage.

The views in this report were those of the Adviser as of February 29, 2016 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

The total annual fund operating expense ratios of the Direxion Monthly 25+ Year Treasury Bull 1.2X Fund, Direxion Monthly 25+ Year Treasury Bear 1X Fund, Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X, Direxion Monthly China Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Natural Resources Bull 2X Fund and Direxion Dynamic HY Bond Fund are 1.10%, 1.10%, 1.59%, 1.39%, 1.41%, 1.41%, 1.41%, 1.40%, 1.38%, 1.41%, 1.40%, 1.37%, 1.38%, 1.38% and 1.68%, respectively*

Distributed by: Rafferty Capital Markets, LLC

*  The total annual fund operating expense ratios of the Direxion Monthly 25+ Year Treasury Bull 1.2X Fund, Direxion Monthly 25+ Year Treasury Bear 1X Fund, Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Natural Resources Bull 2X Fund and Direxion Dynamic HY Bond Fund includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios of the Direxion Monthly 25+ Year Treasury Bull 1.2X Fund and Direxion Monthly 25+ Year Treasury Bear 1X Fund, would be 1.10%, respectively. The total annual fund operating expenses ratios of all other Funds would be 1.35%, respectively.

DIREXION SEMI-ANNUAL REPORT

Expense Example

February 29, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2015 – February 29, 2016).

Actual expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT

Expense Example Table

February 29, 2016 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period[2]
Direxion Monthly 25+ Year Treasury Bear 1X Fund[3]
Based on actual fund return	0.92%	$1,000.00	$915.80	$2.87
Based on hypothetical 5% return	0.92%	1,000.00	1,013.27	3.01
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund[3]
Based on actual fund return	0.91%	1,000.00	1,091.30	3.09
Based on hypothetical 5% return	0.91%	1,000.00	1,013.30	2.98
Direxion Monthly High Yield Bull 1.2X Fund[4]
Based on actual fund return	1.35%	1,000.00	1,039.40	0.45
Based on hypothetical 5% return	1.35%	1,000.00	1,001.20	0.44
Direxion Monthly NASDAQ-100® Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	949.10	6.54
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly S&P 500® Bull 2X Fund
Based on actual fund return	1.62%	1,000.00	958.60	7.89
Based on hypothetical 5% return	1.62%	1,000.00	1,016.81	8.12
Direxion Monthly S&P 500® Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	979.60	6.64
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	785.40	5.99
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	1,160.10	7.25
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	1,085.60	7.00
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Based on actual fund return	1.35%	1,000.00	893.10	6.35
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Dynamic HY Bond Fund
Based on actual fund return	1.37%	1,000.00	923.90	6.55
Based on hypothetical 5% return	1.37%	1,000.00	1,018.05	6.87
Direxion Monthly China Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	720.50	5.77
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	808.10	6.07
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly Latin America Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	721.20	5.78
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77
Direxion Monthly Natural Resources Bull 2X Fund
Based on actual fund return	1.35%	1,000.00	702.90	5.72
Based on hypothetical 5% return	1.35%	1,000.00	1,018.15	6.77

1  Annualized.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of September 1, 2015 to February 29, 2016, then divided by 366.

3  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value during the period from November 2, 2015 (commencement of operations) to February 29, 2016, multiplied by the number of days since commencement of operations, then divided by 366.

4  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value during the period from February 17, 2016 (commencement of operations) to February 29, 2016, multiplied by the number of days since commencement of operations, then divided by 366.

DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings

February 29, 2016 (Unaudited)

	Cash*	Investment Companies	Futures		Swaps	Total
Direxion Monthly 25+ Year Treasury Bear 1X Fund	100%	—	—		0%**	100%
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	100%	—	0	%**	0%**	100%
Direxion Monthly High Yield Bull 1.2X Fund	19%	80%	—		1%	100%
Direxion Monthly NASDAQ-100® Bull 2X Fund	117%	—	—		(17)%	100%
Direxion Monthly S&P 500® Bull 2X Fund	97%	—	—		3%	100%
Direxion Monthly S&P 500® Bear 2X Fund	108%	—	—		(8)%	100%
Direxion Monthly Small Cap Bull 2X Fund	100%	—	—		0%	100%
Direxion Monthly Small Cap Bear 2X Fund	110%	—	—		(10)%	100%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	101%	—	—		(1)%	100%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	103%	—	—		(3)%	100%
Direxion Dynamic HY Bond Fund	29%	70%	—		1%	100%
Direxion Monthly China Bull 2X Fund	106%	—	—		(6)%	100%
Direxion Monthly Emerging Markets Bull 2X Fund	102%	—	—		(2)%	100%
Direxion Monthly Latin America Bull 2X Fund	107%	—	—		(7)%	100%
Direxion Monthly Natural Resources Bull 2X Fund	97%	—	—		3%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

**  Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+ Year Treasury Bear 1X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	41,403
TOTAL NET ASSETS - 100.0%	$41,403

Percentages are stated as a percent of net assets.

(a)  $810,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	20	$43,014	(0.420)%	5/3/2017	$(138)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 25+Year Treasury Bull 1.2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	11,036,210
TOTAL NET ASSETS - 100.0%	$11,036,210

Percentages are stated as a percent of net assets.

(a)  $90,000 of cash is pledged as collateral for swap contracts.

Long Futures Contracts

February 29, 2016 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
50	Ultra U.S. Treasury Bond Futures Expiring Jun 2016 (Underlying Face Amount at Market Value $8,657,815)	$(535)

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	2,159	$4,628,056	(0.880)%	5/3/2017	$(2,737)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
727,403	iShares iBoxx $ High Yield Corporate Bond ETF	$58,250,432
428,533	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	38,833,661
1,742,982	SPDR® Barclays High Yield Bond ETF	58,250,458
	TOTAL INVESTMENT COMPANIES (Cost $151,997,889)	$155,334,551
	TOTAL INVESTMENTS (Cost $151,997,889) - 80.0%	$155,334,551
	Other Assets in Excess of Liabilities - 20.0% (a)	38,825,167
	TOTAL NET ASSETS - 100.0%	$194,159,718

Percentages are stated as a percent of net assets.

(a)  $11,390,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares iBoxx $ High Yield Corporate Bond ETF	242,468	$18,945,560	0.070%	3/20/2017	$471,459
Credit Suisse International	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	428,533	38,177,232	(0.680)%	3/20/2017	652,119
Credit Suisse International	SPDR® Barclays High Yield Bond ETF	580,994	18,972,760	(0.030)%	3/20/2017	443,964
			$76,095,552			$1,567,542

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	79,486,997
TOTAL NET ASSETS - 100.0%	$79,486,997

Percentages are stated as a percent of net assets.

(a)  $57,030,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)		Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	NASDAQ-100® Index	7,852	$36,542,573	(0.782)%		12/27/2016	$(3,507,942)
Bank of America Merrill Lynch	NASDAQ-100® Index	23,509	108,566,370	(0.782)%		1/26/2017	(9,672,999)
Bank of America Merrill Lynch	NASDAQ-100® Index	526	2,193,768	(0.782)%		2/23/2017	19,565
Bank of America Merrill Lynch	NASDAQ-100® Index	2,314	10,469,920	(0.782)%		2/23/2017	(735,574)
Bank of America Merrill Lynch	NASDAQ-100® Index	2,225	9,192,804	(0.782 (0.786)%	)%-	3/28/2017	160,175
Bank of America Merrill Lynch	NASDAQ-100® Index	1,040	4,457,247	(0.782 (0.784)%	)%-	3/28/2017	(81,046)
Bank of America Merrill Lynch	NASDAQ-100® Index	354	1,496,128	(0.786)%		4/25/2017	(8,932)
			$172,918,810				$(13,826,753)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	33,896,734
TOTAL NET ASSETS - 100.0%	$33,896,734

Percentages are stated as a percent of net assets.

(a)  $22,960,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	S&P 500® Index	35,082	$66,777,187	(0.432)%	12/27/2016	$1,118,162

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	9,065,172
TOTAL NET ASSETS - 100.0%	$9,065,172

Percentages are stated as a percent of net assets.

(a)  $2,660,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	9,214	$17,141,937	0.280%	2/14/2017	$(683,110)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	7,944,172
TOTAL NET ASSETS - 100.0%	$7,944,172

Percentages are stated as a percent of net assets.

(a)  $1,390,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	15,357	$15,877,618	(0.260)%	5/30/2017	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	8,027,596
TOTAL NET ASSETS - 100.0%	$8,027,596

Percentages are stated as a percent of net assets.

(a)  $2,740,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	15,536	$15,248,358	(0.820)%	3/9/2017	$(834,762)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	47,587,024
TOTAL NET ASSETS - 100.0%	$47,587,024

Percentages are stated as a percent of net assets.

(a)  $14,570,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	860,907	$95,387,532	(0.780)%	3/13/2017	$(241,480)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	6,234,586
TOTAL NET ASSETS - 100.0%	$6,234,586

Percentages are stated as a percent of net assets.

(a)  $2,030,000 of cash is pledged as collateral for swap contracts.

Short Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	112,789	$12,290,206	(0.320)%	4/11/2016	$(192,566)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Dynamic HY Bond Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 70.0%
284,906	iShares iBoxx $ High Yield Corporate Bond ETF	$22,815,273
682,684	SPDR Barclays High Yield Bond ETF	22,815,299
	TOTAL INVESTMENT COMPANIES (Cost $44,648,189)	$45,630,572
	TOTAL INVESTMENTS (Cost $44,648,189) - 70.0%	$45,630,572
	Other Assets in Excess of Liabilities - 30.0% (a)	19,554,178
	TOTAL NET ASSETS - 100.0%	$65,184,750

Percentages are stated as a percent of net assets.

(a)  $6,254,715 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond ETF	203,505	$15,933,431	0.070%	4/18/2016	$365,235
Credit Suisse Capital, LLC	SPDR Barclays High Yield Bond ETF	487,632	15,955,463	(0.030)%	4/18/2016	342,853
			$31,888,894			$708,088

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly China Bull 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	3,238,595
TOTAL NET ASSETS - 100.0%	$3,238,595

Percentages are stated as a percent of net assets.

(a)  $1,920,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	214,047	$6,710,374	0.070%	11/28/2016	$(200,830)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	2,360,565
TOTAL NET ASSETS - 100.0%	$2,360,565

Percentages are stated as a percent of net assets.

(a)  $870,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	155,765	$4,769,742	(0.120)%	11/16/2016	$(49,828)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Latin America Bull 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	3,827,399
TOTAL NET ASSETS - 100.0%	$3,827,399

Percentages are stated as a percent of net assets.

(a)  $2,334,150 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	36,992	$878,966	(1.382)%	12/21/2016	$(96,982)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	121,992	2,848,260	(1.382)%	1/18/2017	(269,138)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	33,806	649,827	(1.382)%	2/15/2017	53,934
Bank of America Merrill Lynch	iShares Latin America 40 ETF	49,543	1,086,936	(1.382)%	2/15/2017	(45,924)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	59,288	1,154,433	(1.382)%	3/15/2017	80,540
Bank of America Merrill Lynch	iShares Latin America 40 ETF	100	2,085	(1.382)%	3/15/2017	(2)
Bank of America Merrill Lynch	iShares Latin America 40 ETF	64,915	1,340,163	(1.384 (1.391)%	)%-	4/19/2017	13,153
Bank of America Merrill Lynch	iShares Latin America 40 ETF	198	4,210	(1.384)%	4/19/2017	(82)
$7,964,880	$(264,501)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Natural Resources Bull 2X Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Fair Value
No reportable investments.
TOTAL INVESTMENTS (Cost $—) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	5,232,117
TOTAL NET ASSETS - 100.0%	$5,232,117

Percentages are stated as a percent of net assets.

(a)  $2,810,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts

February 29, 2016 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)		Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	7,009	$1,212,239	(0.870 (0.918)%	)%-	1/18/2017	$(67,815)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	15,628	2,375,021	(0.919)%		2/15/2017	166,766
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	15,062	2,592,526	(0.919)%		2/15/2017	(143,525)
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	14,121	2,130,834	(0.918)%		3/15/2017	163,526
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	10,770	1,724,935	(0.918 (0.936)%	)%-	4/19/2017	20,563
Bank of America Merrill Lynch	S&P North American Natural Resources Sector Index	1,989	323,211	(0.918 (0.936)%	)%-	4/19/2017	(948)
			$10,358,766				$138,567

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 29, 2016 (Unaudited)

	Direxion Monthly 25+ Year Treasury Bear 1X Fund	Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	Direxion Monthly High Yield Bull 1.2X Fund
Assets:
Investments, at fair value (Note 2)	$—	$—	$155,334,551
Cash	9,598,727	368,554	27,453,752
Receivable for Fund shares sold	7,798	10,584,545	200,950
Deposit at broker for futures	170,206	—	—
Deposits at broker for swaps	810,000	90,000	11,390,000
Due from broker for swaps	12,812	—	937
Receivable for Investment securities sold	—	—	119,864
Unrealized appreciation on swaps	—	—	1,567,542
Due from broker for futures	14,595	188	—
Dividends and interest receivable	844	1,258	2,137
Total Assets	10,614,982	11,044,545	196,069,733
Liabilities:
Payable for Fund shares redeemed	10,556,093	—	267,269
Investment securities purchased	—	—	357,584
Due to broker for swaps	—	—	1,250,000
Unrealized depreciation on swaps	138	2,737	—
Due to broker for futures	—	188	—
Payable for variation margin	14,595	535	—
Accrued investment advisory fees	1,351	3,015	19,534
Accrued operating services fees	401	527	9,116
Accrued distribution expenses	1,001	1,319	6,512
Other liabilities	—	14	—
Total Liabilities	10,573,579	8,335	1,910,015
Net Assets	$41,403	$11,036,210	$194,159,718
Net Assets Consist of:
Capital stock	$277,976	$10,746,780	$189,285,568
Accumulated net investment loss	(15,236)	(7,515)	(32,993)
Undistributed (Accumulated) net realized gain (loss)	(221,199)	300,217	2,939
Net unrealized appreciation (depreciation) on:
Investments	—	—	3,336,662
Futures	—	(535)	—
Swaps	(138)	(2,737)	1,567,542
Total Net Assets	$41,403	$11,036,210	$194,159,718
Calculation of Net Asset Value Per Share:
Net assets	$41,403	$11,036,210	$194,159,718
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,261	505,626	9,339,918
Net asset value, redemption price and offering price per share	$18.3160	$21.8268	$20.7882
Cost of Investments	$—	$—	$151,997,889

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 29, 2016 (Unaudited)

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Assets:
Cash	$36,780,612	$9,930,745	$6,856,376
Receivable for Fund shares sold	183,345	1,883,694	280,867
Deposits at broker for swaps	57,030,000	22,960,000	2,660,000
Unrealized appreciation on swaps	179,740	1,118,162	—
Dividends and interest receivable	18,749	6,013	3,212
Total Assets	94,192,446	35,898,614	9,800,455
Liabilities:
Payable for Fund shares redeemed	257,885	247,648	33,435
Due to broker for swaps	356,719	1,646,769	—
Unrealized depreciation on swaps	14,006,493	—	683,110
Accrued investment advisory fees	46,862	18,025	10,405
Accrued operating services fees	21,869	8,412	4,856
Accrued distribution expenses	15,621	6,008	3,468
Accrued tax expense	—	75,000	—
Other liabilities	—	18	9
Total Liabilities	14,705,449	2,001,880	735,283
Net Assets	$79,486,997	$33,896,734	$9,065,172
Net Assets Consist of:
Capital stock	$108,999,771	$42,179,080	$70,741,233
Accumulated net investment loss	(779,683)	(948,837)	(195,509)
Accumulated net realized loss	(14,906,338)	(8,451,671)	(60,797,442)
Net unrealized appreciation (depreciation) on:
Swaps	(13,826,753)	1,118,162	(683,110)
Total Net Assets	$79,486,997	$33,896,734	$9,065,172
Calculation of Net Asset Value Per Share:
Net assets	$79,486,997	$33,896,734	$9,065,172
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,570,826	448,760	299,393
Net asset value, redemption price and offering price per share	$50.60	$75.53	$30.28
Cost of Investments	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 29, 2016 (Unaudited)

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Assets:
Cash	$5,435,720	$7,123,075	$33,960,124	$3,866,029
Receivable for Fund shares sold	989,400	117,232	89,227	536,350
Deposits at broker for swaps	1,390,000	2,740,000	14,570,000	2,030,000
Due from broker for swaps	510,798	—	—	—
Dividends and interest receivable	1,432	1,779	13,447	1,232
Total Assets	8,327,350	9,982,086	48,632,798	6,433,611
Liabilities:
Payable for Fund shares redeemed	55,324	994,642	718,626	—
Due to broker for swaps	320,000	115,333	451	56
Unrealized depreciation on swaps	—	834,762	241,480	192,566
Accrued investment advisory fees	4,353	5,409	46,850	3,557
Accrued operating services fees	2,031	2,524	21,863	1,660
Accrued distribution expenses	1,450	1,803	15,617	1,186
Other liabilities	20	17	887	—
Total Liabilities	383,178	1,954,490	1,045,774	199,025
Net Assets	$7,944,172	$8,027,596	$47,587,024	$6,234,586
Net Assets Consist of:
Capital stock	$14,162,073	$58,554,281	$46,005,163	$32,059,939
Accumulated net investment loss	(488,282)	(132,189)	(848,044)	(198,092)
Undistributed (Accumulated) net realized gain (loss)	(5,729,619)	(49,559,734)	2,671,385	(25,434,695)
Net unrealized appreciation (depreciation) on:
Swaps	—	(834,762)	(241,480)	(192,566)
Total Net Assets	$7,944,172	$8,027,596	$47,587,024	$6,234,586
Calculation of Net Asset Value Per Share:
Net assets	$7,944,172	$8,027,596	$47,587,024	$6,234,586
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	222,915	200,717	1,275,746	211,459
Net asset value, redemption price and offering price per share	$35.64	$39.99	$37.30	$29.48
Cost of Investments	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Assets & Liabilities

February 29, 2016 (Unaudited)

	Direxion Dynamic HY Bond Fund	Direxion Monthly China Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Assets:
Investments, at fair value (Note 2)	$45,630,572	$—	$—	$—
Cash	12,865,044	1,654,161	1,434,174	1,840,174
Receivable for Fund shares sold	5,667,831	81,787	113,575	40,310
Deposits at broker for swaps	6,254,715	1,920,000	870,000	2,334,150
Unrealized appreciation on swaps	708,088	—	—	147,627
Dividends and interest receivable	846	731	453	760
Total Assets	71,127,096	3,656,679	2,418,202	4,363,021
Liabilities:
Payable for Fund shares redeemed	200,864	138,574	5,530	113,214
Investment securities purchased	5,345,873	—	—	—
Due to broker for swaps	380,000	75,396	—	6,727
Unrealized depreciation on swaps	—	200,830	49,828	412,128
Accrued investment advisory fees	6,354	1,825	1,266	1,974
Accrued operating services fees	2,965	851	591	921
Accrued distribution expenses	2,118	608	422	658
Accrued tax expense	4,172	—	—	—
Total Liabilities	5,942,346	418,084	57,637	535,622
Net Assets	$65,184,750	$3,238,595	$2,360,565	$3,827,399
Net Assets Consist of:
Capital stock	$87,499,626	$21,065,496	$57,409,776	$194,045,462
Undistributed (Accumulated) net investment income (loss)	92,444	(110,009)	(77,097)	(89,839)
Accumulated net realized loss	(24,097,791)	(17,516,062)	(54,922,286)	(189,863,723)
Net unrealized appreciation (depreciation) on:
Investments	982,383	—	—	—
Swaps	708,088	(200,830)	(49,828)	(264,501)
Total Net Assets	$65,184,750	$3,238,595	$2,360,565	$3,827,399
Calculation of Net Asset Value Per Share:
Net assets	$65,184,750	$3,238,595	$2,360,565	$3,827,399
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	6,316,793	146,392	94,878	466,669
Net asset value, redemption price and offering price per share	$10.3193	$22.12	$24.88	$8.20
Cost of Investments	$44,648,189	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statement of Assets & Liabilities

February 29, 2016 (Unaudited)

Direxion Monthly Natural Resources Bull 2X Fund
Assets:
Cash	$2,455,584
Receivable for Fund shares sold	71,751
Deposits at broker for swaps	2,810,000
Unrealized appreciation on swaps	350,855
Dividends and interest receivable	1,021
Total Assets	5,689,211
Liabilities:
Payable for Fund shares redeemed	110,496
Due to broker for swaps	129,238
Unrealized depreciation on swaps	212,288
Accrued investment advisory fees	2,818
Accrued operating services fees	1,315
Accrued distribution expenses	939
Total Liabilities	457,094
Net Assets	$5,232,117
Net Assets Consist of:
Capital stock	$36,811,995
Accumulated net investment loss	(89,816)
Accumulated net realized loss	(31,628,629)
Net unrealized appreciation (depreciation) on:
Swaps	138,567
Total Net Assets	$5,232,117
Calculation of Net Asset Value Per Share:
Net assets	$5,232,117
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	239,594
Net asset value, redemption price and offering price per share	$21.84
Cost of Investments	$—

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Period Ended February 29, 2016 (Unaudited)

	Direxion Monthly 25+ Year Treasury Bear 1X Fund[1]	Direxion Monthly 25+ Year Treasury Bull 1.2X Fund[1]	Direxion Monthly High Yield Bull 1.2X Fund[2]
Investment Income:
Interest income	$2,419	$1,802	$2,169
Total investment income	2,419	1,802	2,169
Expenses:
Investment advisory fees	14,332	7,643	19,534
Operating services fees	1,911	1,019	9,116
Distribution expenses	4,777	2,547	6,512
Total expenses before reimbursement	21,020	11,209	35,162
Less: Reimbursement of expenses from Adviser	(3,365)	(1,892)	—
Total expenses	17,655	9,317	35,162
Net investment loss	(15,236)	(7,515)	(32,993)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	—	—	2,000
Futures	(228,884)	181,069	—
Swaps	7,685	119,148	939
	(221,199)	300,217	2,939
Change in net unrealized appreciation (depreciation) on:
Investments	—	—	3,336,662
Futures	—	(535)	—
Swaps	(138)	(2,737)	1,567,542
	(138)	(3,272)	4,904,204
Net realized and unrealized gain (loss) on investments	(221,337)	296,945	4,907,143
Net increase (decrease) in net assets resulting from operations	$(236,573)	$289,430	$4,874,150

1  Represents the period from November 2, 2015 (commencement of operations) to February 29, 2016.

2  Represents the period from February 17, 2016 (commencement of operations) to February 29, 2016.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Investment Income:
Interest income	$67,020	$25,421	$8,139
Total investment income	67,020	25,421	8,139
Expenses:
Investment advisory fees	470,391	210,972	52,914
Operating services fees	219,515	98,453	24,693
Distribution expenses	156,797	70,324	17,638
Total expenses before excise taxes	846,703	379,749	95,245
Excise taxes	—	75,000	—
Total expenses	846,703	454,749	95,245
Net investment loss	(779,683)	(429,328)	(87,106)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	(6,925,265)	(4,396,578)	(2,999,016)
	(6,925,265)	(4,396,578)	(2,999,016)
Change in net unrealized appreciation (depreciation) on:
Swaps	(13,826,753)	1,118,162	(125,746)
	(13,826,753)	1,118,162	(125,746)
Net realized and unrealized loss on investments	(20,752,018)	(3,278,416)	(3,124,762)
Net decrease in net assets resulting from operations	$(21,531,701)	$(3,707,744)	$(3,211,868)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Investment Income:
Interest income	$4,803	$4,408	$51,117	$3,971
Total investment income	4,803	4,408	51,117	3,971
Expenses:
Investment advisory fees	37,824	31,261	303,096	41,024
Operating services fees	17,651	14,588	141,445	19,145
Distribution expenses	12,608	10,420	101,032	13,675
Total expenses	68,083	56,269	545,573	73,844
Net investment loss	(63,280)	(51,861)	(494,456)	(69,873)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	(3,930,709)	1,517,890	12,851,461	(1,294,023)
	(3,930,709)	1,517,890	12,851,461	(1,294,023)
Change in net unrealized appreciation (depreciation) on:
Swaps	1,256,737	(195,273)	(15,028)	237,290
	1,256,737	(195,273)	(15,028)	237,290
Net realized and unrealized gain (loss) on investments	(2,673,972)	1,322,617	12,836,433	(1,056,733)
Net increase (decrease) in net assets resulting from operations	$(2,737,252)	$1,270,756	$12,341,977	$(1,126,606)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

	Direxion Dynamic HY Bond Fund	Direxion Monthly China Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund
Investment Income:
Dividend income	$848,600	$—	$—	$—
Interest income	2,183	2,373	1,291	2,246
Total investment income	850,783	2,373	1,291	2,246
Expenses:
Investment advisory fees	129,856	17,617	9,484	15,301
Operating services fees	60,600	8,221	4,426	7,140
Distribution expenses	43,285	5,873	3,161	5,100
Total expenses before excise taxes	233,741	31,711	17,071	27,541
Excise taxes	4,172	—	—	—
Total expenses	237,913	31,711	17,071	27,541
Net investment income (loss)	612,870	(29,338)	(15,780)	(25,295)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(4,732,408)	—	—	—
Swaps	(2,695,803)	(1,193,058)	(947,357)	(3,523,801)
	(7,428,211)	(1,193,058)	(947,357)	(3,523,801)
Change in net unrealized appreciation (depreciation) on:
Investments	982,572	—	—	—
Swaps	708,242	(199,727)	508,557	2,032,095
	1,690,814	(199,727)	508,557	2,032,095
Net realized and unrealized loss on investments	(5,737,397)	(1,392,785)	(438,800)	(1,491,706)
Net decrease in net assets resulting from operations	$(5,124,527)	$(1,422,123)	$(454,580)	$(1,517,001)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statement of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

Direxion Monthly Natural Resources Bull 2X Fund
Investment Income:
Interest income	$3,197
Total investment income	3,197
Expenses:
Investment advisory fees	19,145
Operating services fees	8,934
Distribution expenses	6,382
Total expenses	34,461
Net investment loss	(31,264)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	(3,806,917)
(3,806,917)
Change in net unrealized appreciation (depreciation) on:
Swaps	2,202,813
2,202,813
Net realized and unrealized loss on investments	(1,604,104)
Net decrease in net assets resulting from operations	$(1,635,368)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 25+ Year Treasury Bear 1X Fund	Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	Direxion Monthly High Yield Bull 1.2X Fund
	November 2, 2015[1] through February 29, 2016 (Unaudited)	November 2, 2015[1] through February 29, 2016 (Unaudited)	February 17, 2016[1] through February 29, 2016 (Unaudited)
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(15,236)	$(7,515)	$(32,993)
Net realized gain (loss) on investments	(221,199)	300,217	2,939
Change in net unrealized appreciation (depreciation) of investments	(138)	(3,272)	4,904,204
Net increase (decrease) in net assets resulting from operations	(236,573)	289,430	4,874,150
Distributions to shareholders:
Total distributions to shareholders	—	—	—
Capital share transactions:
Net increase in net assets resulting from net change capital share transactions(a)	277,976	10,746,780	189,285,568
Total increase in net assets	41,403	11,036,210	194,159,718
Net assets:
Beginning of period	—	—	—
End of period	$41,403	$11,036,210	$194,159,718
Accumulated net investment loss, end of period	$(15,236)	$(7,515)	$(32,993)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 25+ Year Treasury Bear 1X Fund		Direxion Monthly 25+ Year Treasury Bull 1.2X Fund
	November 2, 2015[1] through February 29, 2016 (Unaudited)		November 2, 2015[1] through February 29, 2016 (Unaudited)
	Shares	Value	Shares	Value
Shares sold	5,526,770	$105,868,438	3,296,918	$70,542,643
Shares redeemed	(5,524,509)	(105,590,462)	(2,791,292)	(59,795,863)
Net increase	2,261	$277,976	505,626	$10,746,780

	Direxion Monthly High Yield Bull 1.2X Fund
	February 17, 2016[1] through February 29, 2016 (Unaudited)
	Shares	Value
Shares sold	9,359,540	$189,690,838
Shares redeemed	(19,622)	(405,270)
Net increase	9,339,918	$189,285,568

1  Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(779,683)	$(2,334,871)
Net realized gain (loss) on investments	(6,925,265)	5,901,619
Change in net unrealized (depreciation) of investments	(13,826,753)	(14,550,792)
Net decrease in net assets resulting from operations	(21,531,701)	(10,984,044)
Distributions to shareholders:
Net realized gains	(4,252,174)	(2,798,329)
Total distributions to shareholders	(4,252,174)	(2,798,329)
Capital share transactions:
Net decrease in net assets resulting from net change capital share transactions(a)	(10,901,433)	(159,404,286)
Total decrease in net assets	(36,685,308)	(173,186,659)
Net assets:
Beginning of year/period	116,172,305	289,358,964
End of year/period	$79,486,997	$116,172,305
Accumulated net investment loss, end of year/period	$(779,683)	$—

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100® Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	4,075,846	$244,655,579	13,677,903	$760,360,238
Shares issued in reinvestment of distributions	69,238	4,220,055	54,862	2,774,372
Shares redeemed	(4,702,278)	(259,777,067)	(17,242,086)	(922,538,896)
Net decrease	(557,194)	$(10,901,433)	(3,509,321)	$(159,404,286)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(429,328)	$(722,007)	$(87,106)	$(150,517)
Net realized loss on investments	(4,396,578)	(33,117)	(2,999,016)	(946,460)
Change in net unrealized appreciation (depreciation) of investments	1,118,162	(1,025,319)	(125,746)	(217,548)
Net decrease in net assets resulting from operations	(3,707,744)	(1,780,443)	(3,211,868)	(1,314,525)
Distributions to shareholders:
Net realized gains	(3,505,442)	(2,119,047)	—	—
Total distributions to shareholders	(3,505,442)	(2,119,047)	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(2,219,325)	7,409,230	3,211,334	3,915,975
Total increase (decrease) in net assets	(9,432,511)	3,509,740	(534)	2,601,450
Net assets:
Beginning of year/period	43,329,245	39,819,505	9,065,706	6,464,256
End of year/period	$33,896,734	$43,329,245	$9,065,172	$9,065,706
Accumulated net investment loss, end of year/period	$(948,837)	$(519,509)	$(195,509)	$(108,403)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500® Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	2,179,886	$178,053,574	3,462,446	$312,356,524
Shares issued in reinvestment of distributions	41,061	3,470,046	23,703	1,955,730
Shares redeemed	(2,295,179)	(183,742,945)	(3,412,355)	(306,903,024)
Net increase (decrease)	(74,232)	$(2,219,325)	73,794	$7,409,230
	Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	3,401,775	$105,276,442	3,150,905	$94,324,948
Shares redeemed	(3,395,689)	(102,065,108)	(3,055,183)	(90,408,973)
Net increase	6,086	$3,211,334	95,722	$3,915,975

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(63,280)	$(557,033)	$(51,861)	$(138,251)
Net realized gain (loss) on investments	(3,930,709)	945,451	1,517,890	(1,481,878)
Change in net unrealized appreciation (depreciation) of investments	1,256,737	(1,737,143)	(195,273)	518,450
Net increase (decrease) in net assets resulting from operations	(2,737,252)	(1,348,725)	1,270,756	(1,101,679)
Distributions to shareholders:
Net realized gains	—	(2,191)	—	—
Total distributions to shareholders	—	(2,191)	—	—
Capital share transactions:
Net decrease in net assets resulting from net change capital share transactions(a)	(4,643,100)	(8,591,043)	(818,765)	(6,862,484)
Total increase (decrease) in net assets	(7,380,352)	(9,941,959)	451,991	(7,964,163)
Net assets:
Beginning of year/period	15,324,524	25,266,483	7,575,605	15,539,768
End of year/period	$7,944,172	$15,324,524	$8,027,596	$7,575,605
Accumulated net investment loss, end of year/period	$(488,282)	$(425,002)	$(132,189)	$(80,328)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,049,377	$42,427,726	8,412,299	$417,328,234
Shares issued in reinvestment of distributions	—	—	48	2,120
Shares redeemed	(1,164,185)	(47,070,826)	(8,612,801)	(425,921,397)
Net decrease	(114,808)	$(4,643,100)	(200,454)	$(8,591,043)
	Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	635,132	$24,101,286	992,281	$34,065,338
Shares redeemed	(654,204)	(24,920,051)	(1,184,090)	(40,927,822)
Net decrease	(19,072)	$(818,765)	(191,809)	$(6,862,484)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund		Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(494,456)	$(662,483)	$(69,873)	$(170,544)
Net realized gain (loss) on investments	12,851,461	3,176,488	(1,294,023)	(775,504)
Change in net unrealized appreciation (depreciation) of investments	(15,028)	(1,008,961)	237,290	(165,641)
Net increase (decrease) in net assets resulting from operations	12,341,977	1,505,044	(1,126,606)	(1,111,689)
Distributions to shareholders:
Total distributions to shareholders	—	—	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	(34,604,721)	46,109,244	(12,573,945)	13,037,274
Total increase (decrease) in net assets	(22,262,744)	47,614,288	(13,700,551)	11,925,585
Net assets:
Beginning of year/period	69,849,768	22,235,480	19,935,137	8,009,552
End of year/period	$47,587,024	$69,849,768	$6,234,586	$19,935,137
Accumulated net investment loss, end of year/period	$(848,044)	$(353,588)	$(198,092)	$(128,219)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	9,311,794	$322,899,476	17,936,641	$611,877,170
Shares redeemed	(10,069,058)	(357,504,197)	(16,577,248)	(565,767,926)
Net increase (decrease)	(757,264)	$(34,604,721)	1,359,393	$46,109,244
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	1,033,351	$33,008,878	4,104,900	$139,053,695
Shares redeemed	(1,425,733)	(45,582,823)	(3,719,530)	(126,016,421)
Net increase (decrease)	(392,382)	$(12,573,945)	385,370	$13,037,274

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Dynamic HY Bond Fund		Direxion Monthly China Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$612,870	$2,824,120	$(29,338)	$(104,888)
Net realized loss on investments	(7,428,211)	(2,484,966)	(1,193,058)	(4,961,461)
Change in net unrealized appreciation (depreciation) of investments	1,690,814	(172,860)	(199,727)	58,015
Net increase (decrease) in net assets resulting from operations	(5,124,527)	166,294	(1,422,123)	(5,008,334)
Distributions to shareholders:
Net investment income:	(700,661)	(2,647,444)	—	—
Total distributions to shareholders	(700,661)	(2,647,444)	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	68,150,814	(2,457,262)	(849,365)	4,740,526
Total increase (decrease) in net assets	62,325,626	(4,938,412)	(2,271,488)	(267,808)
Net assets:
Beginning of year/period	2,859,124	7,797,536	5,510,083	5,777,891
End of year/period	$65,184,750	$2,859,124	$3,238,595	$5,510,083
Undistributed (accumulated) net investment income (loss), end of year/period	$92,444	$180,235	$(110,009)	$(80,671)

(a)  Summary of capital share transactions is as follows:

	Direxion Dynamic HY Bond Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	22,522,204	$266,272,280	41,481,029	$574,226,258
Shares issued in reinvestment of distributions	51,412	611,297	147,206	2,047,128
Shares redeemed	(16,476,076)	(198,732,763)	(41,947,472)	(578,730,648)
Net increase (decrease)	6,097,540	$68,150,814	(319,237)	$(2,457,262)
	Direxion Monthly China Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	419,685	$12,360,918	2,353,410	$113,190,270
Shares redeemed	(452,755)	(13,210,283)	(2,315,022)	(108,449,744)
Net increase (decrease)	(33,070)	$(849,365)	38,388	$4,740,526

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Emerging Markets Bull 2X Fund		Direxion Monthly Latin America Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(15,780)	$(149,697)	$(25,295)	$(115,283)
Net realized loss on investments	(947,357)	(15,146,925)	(3,523,801)	(8,157,143)
Change in net unrealized appreciation (depreciation) of investments	508,557	(519,778)	2,032,095	(2,841,310)
Net decrease in net assets resulting from operations	(454,580)	(15,816,400)	(1,517,001)	(11,113,736)
Distributions to shareholders:
Total distributions to shareholders	—	—	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	38,542	(13,763,877)	446,902	(2,039,186)
Total decrease in net assets	(416,038)	(29,580,277)	(1,070,099)	(13,152,922)
Net assets:
Beginning of year/period	2,776,603	32,356,880	4,897,498	18,050,420
End of year/period	$2,360,565	$2,776,603	$3,827,399	$4,897,498
Accumulated net investment loss, end of year/period	$(77,097)	$(61,317)	$(89,839)	$(64,544)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	390,040	$10,946,629	3,879,648	$185,441,518
Shares redeemed	(385,345)	(10,908,087)	(4,361,699)	(199,205,395)
Net increase (decrease)	4,695	$38,542	(482,051)	$(13,763,877)
	Direxion Monthly Latin America Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	831,440	$7,501,620	1,147,424	$23,673,217
Shares redeemed	(795,473)	(7,054,718)	(1,199,288)	(25,712,403)
Net increase (decrease)	35,967	$446,902	(51,864)	$(2,039,186)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Natural Resources Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Increase (Decrease) in net assets from:
Operations:
Net investment loss	$(31,264)	$(94,537)
Net realized loss on investments	(3,806,917)	(5,048,486)
Change in net unrealized appreciation (depreciation) of investments	2,202,813	(1,753,957)
Net decrease in net assets resulting from operations	(1,635,368)	(6,896,980)
Distributions to shareholders:
Total distributions to shareholders	—	—
Capital share transactions:
Net increase (decrease) in net assets resulting from net change capital share transactions(a)	1,434,118	(269,080)
Total decrease in net assets	(201,250)	(7,166,060)
Net assets:
Beginning of year/period	5,433,367	12,599,427
End of year/period	$5,232,117	$5,433,367
Accumulated net investment loss, end of year/period	$(89,816)	$(58,552)

(a)  Summary of capital share transactions is as follows:

	Direxion Monthly Natural Resources Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	322,817	$7,033,199	218,507	$10,152,393
Shares redeemed	(258,075)	(5,599,081)	(207,455)	(10,421,473)
Net increase (decrease)	64,742	$1,434,118	11,052	$(269,080)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2016

												RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Loss[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Net Investment (Loss) After Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Monthly 25+ Year Treasury Bear 1X Fund
November 2, 2015[5] to February 29, 2016 (Unaudited)	$20.0000	$(0.0478)	$(1.6362)	$(1.6840)	$—	$—	$—	$—	$18.3160	(8.42)%	$41	1.10%	0.92%	(0.80)%[6]	0%
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund
November 2, 2015[5] to February 29, 2016 (Unaudited)	20.0000	(0.0482)	1.8750	1.8268	—	—	—	—	21.8268	9.13%	11,036	1.10%	0.91%	(0.74)%[7]	0%
Direxion Monthly High Yield Bull 1.2X Fund
February 17, 2016[5] to February 29, 2016 (Unaudited)	20.0000	(0.0071)	0.7953	0.7882	—	—	—	—	20.7882	3.94%	194,160	1.35%	1.35%	(1.27)%	0%[12]
Direxion Monthly NASDAQ-100® Bull 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	54.59	(0.36)	(2.17)	(2.53)	—	(1.46)	—	(1.46)	50.60	(5.09)%	79,487	1.35%	1.35%	(1.24)%	0%
Year ended August 31, 2015	51.33	(0.74)	4.63	3.89	—	(0.63)	—	(0.63)	54.59	7.68%	116,172	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	29.33	(0.56)	22.56	22.00	—	—	—	—	51.33	74.98%	289,359	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	23.93	(0.46)	5.86	5.40	—	—	—	—	29.33	22.56%	24,514	1.90%	1.90%	(1.85)%	0%
Period ended August 31, 2012[8]	23.28	(0.13)	0.78	0.65	—	—	—	—	23.93	2.81%	26,412	1.90%	1.90%	(1.83)%	0%
Year ended April 30, 2012	18.68	(0.34)	4.94	4.60	—	—	—	—	23.28	24.60%	29,241	1.90%	1.90%	(1.87)%	0%
Year ended April 30, 2011	13.57	(0.26)	5.37	5.11	—	—	—	—	18.68	37.69%	21,400	1.90%	1.90%	(1.80)%	0%
Direxion Monthly S&P 500® Bull 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	82.85	(0.64)	(2.33)	(2.97)	—	(4.35)	—	(4.35)	75.53	(4.14)%	33,897	1.62%	1.62%	(1.53)%	0%
Year ended August 31, 2015	88.65	(1.22)	(0.92)	(2.14)	—	(3.66)	—	(3.66)	82.85	(2.40)%	43,329	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	61.43	(1.02)	32.15	31.13	—	(3.91)	—	(3.91)	88.65	52.45%	39,820	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	46.79	(1.01)	17.38	16.37	—	(1.73)	—	(1.73)	61.43	36.05%	32,007	1.90%	1.90%	(1.85)%	0%
Period ended August 31, 2012[8]	46.15	(0.27)	0.91	0.64	—	—	—	—	46.79	1.39%	15,531	1.90%	1.90%	(1.83)%	0%
Year ended April 30, 2012	49.48	(0.89)	2.06	1.17	—	(4.50)	—	(4.50)	46.15	3.94%	19,710	2.11%	2.11%	(2.09)%	0%
Year ended April 30, 2011	38.25	(0.69)	11.92	11.23	—	—	—	—	49.48	29.36%	20,235	1.90%	1.90%	(1.81)%	0%
Direxion Monthly S&P 500® Bear 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	30.91	(0.18)	(0.45)	(0.63)	—	—	—	—	30.28	(2.04)%	9,065	1.35%	1.35%	(1.23)%	0%
Year ended August 31, 2015	32.72	(0.39)	(1.42)	(1.81)	—	—	—	—	30.91	(5.53)%	9,066	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	53.84	(0.53)	(20.59)	(21.12)	—	—	—	—	32.72	(39.23)%	6,464	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	79.76	(1.20)	(24.72)	(25.92)	—	—	—	—	53.84	(32.50)%	7,855	1.90%	1.90%	(1.84)%	0%
Period ended August 31, 2012[8]	84.08	(0.56)	(3.76)	(4.32)	—	—	—	—	79.76	(5.14)%	10,981	1.90%	1.90%	(1.83)%	0%
Year ended April 30, 2012	101.88	(2.04)	(15.76)	(17.80)	—	—	—	—	84.08	(17.47)%	13,316	1.90%	1.90%	(1.88)%	0%
Year ended April 30, 2011	157.72	(2.72)	(53.12)	(55.84)	—	—	—	—	101.88	(35.40)%	9,865	1.90%	1.90%	(1.79)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2016

												RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Loss[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Net Investment (Loss) After Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Monthly Small Cap Bull 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	$45.38	$(0.26)	$(9.48)	$(9.74)	$—	$—	$—	$—	$35.64	(21.46)%	$7,944	1.35%	1.35%	(1.25)%	0%
Year ended August 31, 2015	46.95	(0.67)	(0.90)	(1.57)	—	(0.00)[9]	—	(0.00)[9]	45.38	(3.34)%	15,325	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	35.43	(0.59)	12.76	12.17	—	(0.65)	—	(0.65)	46.95	34.56%	25,266	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	22.91	(0.56)	13.08	12.52	—	—	—	—	35.43	54.63%	15,347	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2012	18.99	(0.38)	4.30	3.92	—	—	—	—	22.91	20.67%	7,080	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2011	13.39	(0.40)	6.00	5.60	—	—	—	—	18.99	41.78%	9,005	1.90%	1.90%	(1.84)%	0%
Direxion Monthly Small Cap Bear 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	34.47	(0.22)	5.74	5.52	—	—	—	—	39.99	16.01%	8,028	1.35%	1.35%	(1.24)%	0%
Year ended August 31, 2015	37.75	(0.46)	(2.82)	(3.28)	—	—	—	—	34.47	(8.69)%	7,576	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	57.20	(0.58)	(18.87)	(19.45)	—	—	—	—	37.75	(34.00)%	15,540	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	99.32	(1.43)	(40.69)	(42.12)	—	—	—	—	57.20	(42.41)%	17,587	1.90%	1.90%	(1.84)%	0%
Year ended August 31, 2012	155.22	(2.08)	(53.82)	(55.90)	—	—	—	—	99.32	(36.01)%	23,040	1.90%	1.90%	(1.85)%	0%
Year ended August 31, 2011	270.92	(2.86)	(112.84)	(115.70)	—	—	—	—	155.22	(42.71)%	7,840	1.90%	1.88%	(1.80)%[10]	0%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	34.36	(0.22)	3.16	2.94	—	—	—	—	37.30	8.56%	47,587	1.35%	1.35%	(1.22)%	0%
Year ended August 31, 2015	33.01	(0.46)	1.81	1.35	—	—	—	—	34.36	4.09%	69,850	1.35%	1.31%	(1.30)%[11]	0%
Year ended August 31, 2014	29.48	(0.41)	3.94	3.53	—	—	—	—	33.01	11.97%	22,235	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	35.97	(0.41)	(4.79)	(5.20)	—	(1.29)	—	(1.29)	29.48	(14.89)%	23,537	1.90%	1.83%	(1.24)%[11]	1,286%
Year ended August 31, 2012	31.31	(0.64)	5.34	4.70	—	(0.04)	—	(0.04)	35.97	15.02%	38,220	1.90%	1.90%	(1.85)%	0%
Year ended August 31, 2011	31.57	(0.51)	2.29	1.78	—	(2.04)	—	(2.04)	31.31	7.07%	32,413	1.90%	1.90%	(1.83)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2016

												RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	$33.01	$(0.21)	$(3.32)	$(3.53)	$—	$—	$—	$—	$29.48	(10.69)%	$6,235	1.35%	1.35%	(1.28)%	0%
Year ended August 31, 2015	36.66	(0.46)	(3.19)	(3.65)	—	—	—	—	33.01	(9.96)%	19,935	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	43.12	(0.53)	(5.93)	(6.46)	—	—	—	—	36.66	(14.98)%	8,010	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	38.92	(0.77)	4.97	4.20	—	—	—	—	43.12	10.79%	10,029	1.90%	1.90%	(1.85)%	0%
Year ended August 31, 2012	49.00	(0.84)	(9.24)	(10.08)	—	—	—	—	38.92	(20.57)%	10,286	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2011	57.89	(1.12)	(7.77)	(8.89)	—	—	—	—	49.00	(15.36)%	17,034	1.90%	1.90%	(1.83)%	0%
Direxion Dynamic HY Bond Fund
Six Months Ended February 29, 2016 (Unaudited)	13.0403	0.2132	(1.1875)	(0.9743)	(1.7467)	—	—	(1.7467)	10.3193	(7.61)%	65,185	1.37%	1.37%	3.54%	493%
Year ended August 31, 2015	14.4804	0.3726	(1.4837)	(1.1111)	(0.3290)	—	—	(0.3290)	13.0403	(7.75)%	2,859	1.35%	1.35%	2.66%	554%
Year ended August 31, 2014	13.6261	0.3516	0.9679	1.3195	(0.4652)	—	—	(0.4652)	14.4804	9.83%	7,798	1.35%	1.35%	2.43%	739%
Year ended August 31, 2013	14.5824	0.6594	(0.3732)	0.2862	(1.2425)	—	—	(1.2425)	13.6261	1.91%	16,070	1.75%	1.60%	4.52%[13]	862%
Year ended August 31, 2012	13.93	0.6559	0.4901	1.1460	(0.4936)	—	—	(0.4936)	14.5824[14]	8.41%	85,077	1.75%	1.60%	4.64%[13]	508%
Year ended August 31, 2011	14.07	0.35	0.41	0.76	(0.90)	—	—	(0.90)	13.93	5.48%	5,552	1.86%	1.84%	2.34%[13]	995%
Direxion Monthly China Bull 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	30.70	(0.19)	(8.39)	(8.58)	—	—	—	—	22.12	(27.95)%	3,239	1.35%	1.35%	(1.25)%	0%
Year ended August 31, 2015	40.96	(0.64)	(9.62)	(10.26)	—	—	—	—	30.70	(25.05)%	5,510	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2014	30.98	(0.46)	10.44	9.98	—	—	—	—	40.96	32.21%	5,778	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2013	27.21	(0.67)	4.44	3.77	—	—	—	—	30.98	13.86%	4,284	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2012	40.98	(0.60)	(13.17)	(13.77)	—	—	—	—	27.21	(33.60)%	5,576	1.90%	1.90%	(1.87)%	0%
Year ended August 31, 2011	42.85	(0.93)	(0.94)	(1.87)	—	—	—	—	40.98	(4.36)%	6,947	1.90%	1.90%	(1.83)%	0%
Direxion Monthly Emerging Markets Bull 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	30.79	(0.18)	(5.73)	(5.91)	—	—	—	—	24.88	(19.19)%	2,361	1.35%	1.35%	(1.25)%	0%
Year ended August 31, 2015	56.54	(0.64)	(25.11)	(25.75)	—	—	—	—	30.79	(45.54)%	2,777	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	41.36	(0.67)	15.85	15.18	—	—	—	—	56.54	36.70%	32,357	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	45.04	(0.97)	(2.71)	(3.68)	—	—	—	—	41.36	(8.17)%	5,229	1.90%	1.89%	(1.84)%[15]	0%
Year ended August 31, 2012	59.49	(0.90)	(13.55)	(14.45)	—	—	—	—	45.04	(24.29)%	38,012	1.90%	1.90%	(1.87)%	0%
Year ended August 31, 2011	54.87	(1.34)	5.96	4.62	—	—	—	—	59.49	8.42%	17,916	1.90%	1.90%	(1.84)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Financial Highlights

February 29, 2016

												RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Monthly Latin America Bull 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	$11.37	$(0.06)	$(3.11)	$(3.17)	$—	$—	$—	$—	$8.20	(27.88)%	$3,827	1.35%	1.35%	(1.24)%	0%
Year ended August 31, 2015	37.41	(0.28)	(25.76)	(26.04)	—	—	—	—	11.37	(69.61)%	4,897	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	25.90	(0.39)	11.90	11.51	—	—	—	—	37.41	44.44%	18,050	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2013	36.88	(0.69)	(10.29)	(10.98)	—	—	—	—	25.90	(29.77)%	13,356	1.90%	1.90%	(1.85)%	0%
Period ended August 31, 2012[8]	44.97	(0.23)	(7.86)	(8.09)	—	—	—	—	36.88	(17.99)%	27,130	1.90%	1.90%	(1.81)%	0%
Year ended April 30, 2012	67.74	(0.91)	(21.86)	(22.77)	—	—	—	—	44.97	(33.61)%	34,340	1.90%	1.90%	(1.87)%	0%
Year ended April 30, 2011	55.20	(1.02)	13.56	12.54	—	—	—	—	67.74	22.72%	68,349	1.90%	1.90%	(1.79)%	0%
Direxion Monthly Natural Resources Bull 2X Fund
Six Months Ended February 29, 2016 (Unaudited)	31.07	(0.15)	(9.08)	(9.23)	—	—	—	—	21.84	(29.71)%	5,232	1.35%	1.35%	(1.22)%	0%
Year ended August 31, 2015	76.92	(0.63)	(45.22)	(45.85)	—	—	—	—	31.07	(59.61)%	5,433	1.35%	1.35%	(1.33)%	0%
Year ended August 31, 2014	51.23	(0.85)	26.54	25.69	—	—	—	—	76.92	50.15%	12,599	1.35%	1.35%	(1.34)%	0%
Year ended August 31, 2013	46.29	(0.96)	5.90	4.94	—	—	—	—	51.23	10.67%	8,269	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2012	63.99	(0.96)	(16.74)	(17.70)	—	—	—	—	46.29	(27.66)%	14,702	1.90%	1.90%	(1.86)%	0%
Year ended August 31, 2011	44.09	(1.32)	21.22	19.90	—	—	—	—	63.99	45.13%	27,019	1.90%	1.90%	(1.84)%	0%

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return calculated for a period of less than one year is not annualized.

3  For periods less than one year, these ratios are annualized.

4  Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities.

5  Commencement of operations.

6  Net investment income (loss) ratio before expense reimbursement/recoupment for the period ended February 29, 2016 was (0.98)%.

7  Net investment income (loss) ratio before expense reimbursement/recoupment for the period ended February 29, 2016 was (0.93)%.

8  Represents the period from May 1, 2012 to August 31, 2012.

9  Amount is less than $0.01 per share.

10  Net investment income (loss) ratio before expense reimbursement/recoupment for the year ended August 31, 2011 was (1.82)%.

11  Net investment income (loss) ratio before expense reimbursement/recoupment for the years ended August 31, 2015 and 2013 were (1.34)% and (1.31)%, respectively.

12  Amount is less than 0.5%.

13  Net investment income (loss) ratio before expense reimbursement/recoupment for the years ended August 31, 2013, 2012 and 2011 were 4.37%, 4.49% and 2.32%, respectively.

14  Effective September 15, 2011, the Direxion Dynamic HY Bond Fund began calculating its NAV to four digits.

15  Net investment income (loss) ratio before interest on short positions for the year ended August 31, 2013 was (1.85)%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements

February 29, 2016 (Unaudited)

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 19 series, of which 15 are included in this report: Direxion Monthly 25+ Year Treasury Bear 1X Fund, Direxion Monthly 25+ Year Treasury Bull 1.2X Fund, Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund, Direxion Monthly S&P 500® Bear 2X Fund, Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund, Direxion Dynamic HY Bond Fund, Direxion Monthly China Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Latin America Bull 2X Fund, and Direxion Monthly Natural Resources Bull 2X Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 15 Funds included in this report offer only Investor Class shares.

With the exception of the Direxion Dynamic HY Bond Fund, the Funds' investment objectives are to seek monthly investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word "Bull" in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word "Bear" in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly 25+ Year Treasury Bear 1X Fund	NYSE 25 Year Plus Treasury Bond Index	-100%
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	NYSE 25 Year Plus Treasury Bond Index	120%
Direxion Monthly High Yield Bull 1.2X Fund	Solactive High Yield Beta Index	120%
Direxion Monthly NASDAQ-100® Bull 2X Fund	NASDAQ-100® Index	200%
Direxion Monthly S&P 500® Bull 2X Fund Direxion Monthly S&P 500® Bear 2X Fund	S&P 500® Index	200% -200%
Direxion Monthly Small Cap Bull 2X Fund Direxion Monthly Small Cap Bear 2X Fund	Russell 2000® Index	200% -200%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund Direxion Monthly 7-10 Year Treasury Bear 2X Fund	NYSE 7-10 Year Treasury Bond Index	200% -200%
Direxion Monthly China Bull 2X Fund	FTSE China 50 Index	200%
Direxion Monthly Emerging Markets Bull 2X Fund	MSCI Emerging Markets IndexSM	200%
Direxion Monthly Latin America Bull 2X Fund	S&P® Latin America 40 Index	200%
Direxion Monthly Natural Resources Bull 2X Fund	S&P North American Natural Resources Sector Index	200%

The Direxion Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in exchange traded funds ("ETFs") that hold high-yield debt instruments, commonly referred to as "junk bonds," and derivatives of such instruments, including derivatives that isolate the credit component of such junk bonds and do not provide general interest rate exposure. The Fund will seek leveraged returns by investing in derivatives, which can include swap contracts on debt instruments, ETFs and mutual funds. In utilizing this leverage strategy, the Fund will take positions in leveraged instruments that create targeted investment exposure of 120% of the value of the Fund's assets, rebalancing the Fund's portfolio monthly to maintain the target exposure. Leveraging generates returns that are more pronounced, both positively and negatively, than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments.

DIREXION SEMI-ANNUAL REPORT

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). On days that the Securities Industry and Financial Markets Association ("SIFMA") recommends that the bond markets close all day, the Direxion Monthly 25+ Year Treasury Bear 1X Fund, Direxion Monthly 25+ Year Treasury Bull 1.2X Fund, Direxion High Yield Bull 1.2X Fund, Direxion Monthly 7-10 Year Treasury Bull 2X Fund, Direxion Monthly 7-10 Year Treasury Bear 2X Fund and the Direxion Dynamic HY Bond Fund (the "Fixed Income Funds") do not calculate their NAVs even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Fixed Income Funds calculates its NAV as of the time of the recommended close, usually 2:00 p.m. Eastern Time, rather than the close of regular trading on the NYSE. Equity securities, exchange-traded funds and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation date. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with an original maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Funds' pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds' pricing service does not provide a valuation for such securities, the Funds' pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the "Adviser") does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement, including accrued interest. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds did not invest in repurchase agreements during the six months ended February 29, 2016; the Funds were not invested in repurchase agreements at February 29, 2016.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a "notional amount" (i.e. the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index or industry sector). A Fund enters into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a "net basis". Consequently, a Fund's current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund's obligations are accrued daily and offset by any amounts owed to the Fund. However, a Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements.

In a "long" equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on

DIREXION SEMI-ANNUAL REPORT

the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. In certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swaps" and when cash is exchanged, the gain or loss is recorded as "realized gains or losses on swaps."

Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk , a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives ("OTC"), including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract specific for OTC derivatives (e.g. swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to the counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of February 29, 2016, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement are detailed in the following pages.

In the event of the counterparty's default, bankruptcy or any other event for which the counterparty cannot meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at February 29, 2016 is detailed in the following table. If such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

DIREXION SEMI-ANNUAL REPORT

Description: Swap Contract

Counterparty: Bank of America Merrill Lynch

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly NASDAQ-100® Bull 2X Fund	$179,740	$—	$—	$179,740	$14,006,493	$179,740	$13,826,753[1]	$—
Direxion Monthly S&P 500® Bull 2X Fund	1,118,162	—	—	1,118,162	—	—	—	—
Direxion Monthly Latin America Bull 2X Fund	147,627	—	—	147,627	412,128	147,627	264,501[1]	—
Direxion Monthly Natural Resources Bull 2X Fund	350,855	212,288	—	138,567	212,288	—	212,288[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse Capital, LLC

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Dynamic HY Bond Fund	$708,088	$—	$—	$708,088[1]	$—	$—	$—	$—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

Description: Swap Contract

Counterparty: Credit Suisse International

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly 25+ Year Treasury Bear 1X Fund	$—	$—	$—	$—	$138	$—	$138[1]	$—
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	—	—	—	—	2,737	—	2,737[1]	—

DIREXION SEMI-ANNUAL REPORT

	Assets: Gross Amounts not offset in the Statement of Asset and Liabilities				Liabilities: Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Financial Instruments	Collateral Received	Net Amount[2]	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Direxion Monthly High Yield Bull 1.2X Fund	$1,567,542	$—	$—	$1,567,542[1]	$—	$—	$—	$—
Direxion Monthy S&P 500® Bear 2X Fund	—	—	—	—	683,110	—	683,110[1]	—
Direxion Monthly Small Cap Bear 2X Fund	—	—	—	—	834,762	—	834,762[1]	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—	—	241,480	—	241,480[1]	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	—	—	—	192,566	—	192,566[1]	—
Direxion Monthly China Bull 2X Fund	—	—	—	—	200,830	—	200,830[1]	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	49,828	—	49,828[1]	—

1  The amount of collateral shown has been limited such that the net amount cannot be less than zero.

2  The amount shown is the maximum credit exposure of the Fund for the corresponding counterparty.

d) Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. Direxion Monthly 25+ Year Treasury Bear 1X Fund and Direxion Monthly 25+ Year Bull 1.2X Fund were invested in futures contracts during the six months ended February 29, 2016.

e) Risks of Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the six months ended February 29, 2016.

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present

DIREXION SEMI-ANNUAL REPORT

a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy's dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

g) Investment Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Investments in Other Investment Companies – The Funds may invest a significant portion of their assets in other investment companies. The financial statements of these investment companies can be found at www.sec.gov.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund's respective average daily net assets. For additional discussion on expenses, refer to Note 4.

k) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 29, 2016 and the year ended August 31, 2015, were as follows:

	Direxion Monthly 25+ Year Treasury Bear 1X Fund	Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	Direxion Monthly High Yield Bull 1.2X Fund
	Period of November 2, 2015[1] to February 29, 2016 (Unaudited)	Period of November 2, 2015[1] to February 29, 2016 (Unaudited)	Period of February 17, 2016[1] to February 29, 2016 (Unaudited)
Distributions paid from:
Ordinary Income	$—	$—	$—
Long-Term Capital Gains	—	—	—
Return of Capital	—	—	—
Total Distributions paid	$—	$—	$—

	Direxion Monthly NASDAQ-100® Bull 2X Fund		Direxion Monthly S&P 500® Bull 2X Fund		Direxion Monthly S&P 500® Bear 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Distributions paid from:
Ordinary Income	$4,252,174	$2,798,329	$3,505,442	$2,119,047	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$4,252,174	$2,798,329	$3,505,442	$2,119,047	$—	$—

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund		Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Distributions paid from:
Ordinary Income	$—	$2,191	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$—	$2,191	$—	$—	$—	$—
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund		Direxion Dynamic HY Bond Fund		Direxion Monthly China Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Distributions paid from:
Ordinary Income	$—	$—	$700,661	$2,647,444	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$—	$—	$700,661	$2,647,444	$—	$—
	Direxion Monthly Emerging Markets Bull 2X Fund		Direxion Monthly Latin America Bull 2X Fund		Direxion Monthly Natural Resources Bull 2X Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—
Total Distributions paid	$—	$—	$—	$—	$—	$—

1  Commencement of operations.

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2015. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

DIREXION SEMI-ANNUAL REPORT

As of August 31, 2015, the components of accumulated earnings/losses of the Funds on a tax basis were as follows:

	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund	Direxion Monthly Small Cap Bull 2X Fund
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—
Undistributed ordinary income (loss)	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	—	—	—
Other accumulated losses	(3,728,899)	(1,069,160)	(58,464,193)	(3,480,649)
Total accumulated losses	$(3,728,899)	$(1,069,160)	$(58,464,193)	$(3,480,649)
	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Dynamic HY Bond Fund
Net unrealized appreciation/(depreciation)	$—	$—	$—	$(85,974)
Undistributed ordinary income	—	—	—	180,235
Undistributed long-term capital gain (loss)	—	—	—	—
Total distributable earnings	—	—	—	180,235
Other accumulated losses	(51,797,441)	(10,760,116)	(24,698,747)	(16,583,949)
Total accumulated losses	$(51,797,441)	$(10,760,116)	$(24,698,747)	$(16,489,688)
	Direxion Monthly China Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Natural Resources Bull 2X Fund
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—
Undistributed ordinary income (loss)	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—
Total distributable earnings (losses)	—	—	—	—
Other accumulated losses	(16,404,778)	(54,594,631)	(188,701,062)	(29,944,510)
Total accumulated losses	$(16,404,778)	$(54,594,631)	$(188,701,062)	$(29,944,510)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, qualified late year loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of February 29, 2016 was a follows:

	Direxion Monthly 25+ Year Treasury Bear 1X Fund	Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	Direxion Monthly High Yield Bull 1.2X Fund
Tax cost of investments	$—	$—	$151,997,889
Gross unrealized appreciation	—	—	3,336,662
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$3,336,662
	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Direxion Monthly Dynamic HY Bond Fund	Direxion Monthly China Bull 2X Fund
Tax cost of investments	$—	$44,733,974	$—
Gross unrealized appreciation	—	982,383	—
Gross unrealized depreciation	—	(85,785)	—
Net unrealized appreciation/(depreciation)	$—	$896,598	$—
	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Natural Resources Bull 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2015. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2015.

At August 31, 2015, the following Funds deferred, on a tax basis, qualified late year losses of:

	Late Year Ordinary Losses	Post-October Capital Losses
Direxion Monthly NASDAQ-100® Bull 2X Fund	$—	$—
Direxion Monthly S&P 500® Bull 2X Fund	519,509	549,651
Direxion Monthly S&P 500® Bear 2X Fund	108,403	628,041
Direxion Monthly Small Cap Bull 2X Fund	425,002	—
Direxion Monthly Small Cap Bear 2X Fund	80,328	2,349,804
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	353,588	689,525
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	128,219	259,436
Direxion Dynamic HY Bond Fund	—	—
Direxion Monthly China Bull 2X Fund	80,671	6,511,520
Direxion Monthly Emerging Markets Bull 2X Fund	61,317	6,656,769
Direxion Monthly Latin America Bull 2X Fund	64,544	4,108,974
Direxion Monthly Natural Resources Bull 2X Fund	58,552	1,119,662

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

DIREXION SEMI-ANNUAL REPORT

At August 31, 2015, the following Funds had capital loss carryforwards on a tax basis of:

	8/31/16	8/31/17	8/31/18	8/31/19	Unlimited ST	Unlimited LT
Direxion Monthly NASDAQ-100® Bull 2X Fund	$—	$—	$—	$—	$—	$—
Direxion Monthly S&P 500® Bull 2X Fund	—	—	—	—	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	(18,781,801)	(4,649,215)	—	(28,531,126)	—
Direxion Monthly Small Cap Bull 2X Fund	—	—	—	—	—	(207,928)
Direxion Monthly Small Cap Bear 2X Fund	(6,570,886)	—	(3,873,693)	(5,087,146)	(30,668,918)	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	—	—	—	—	(6,189,350)	(506,862)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	(941,855)	(2,717,991)	(1,976,123)	—	(17,103,460)	—
Direxion Dynamic HY Bond Fund	—	—	—	—	(16,256,133)	(258,640)
Direxion Monthly China Bull 2X Fund	—	(1,208,734)	—	—	(1,607,853)	(6,994,897)
Direxion Monthly Emerging Markets Bull 2X Fund	—	(6,688,903)	(1,727,140)	—	(10,230,936)	(25,730,098)
Direxion Monthly Latin America Bull 2X Fund	(148,741,363)	—	—	—	(6,970,105)	(17,431,844)
Direxion Monthly Natural Resources Bull 2X Fund	—	—	(9,895,898)	—	(3,835,774)	(9,272,235)

The Direxion Monthly Small Cap Bear 2X Fund had $5,310,686 of capital losses expire on 8/31/2015.

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2015, open Federal and state income tax years include the tax years ended August 31, 2012 through August 31, 2015. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Funds' maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended February 29, 2016, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) in the Direxion Dynamic HY Bond Fund were $190,011,723 and $142,627,944, respectively, and in the Direxion High Yield Bull 1.2X Fund were $152,115,753 and $119,864, respectively. There were no purchases and sales as defined above in any of the other Funds.

There were no purchases or sales of long-term U.S. Government securities in the Funds during the six months ended February 29, 2016.

DIREXION SEMI-ANNUAL REPORT

4.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to each Fund's average daily net assets at an annual rate of 0.75%.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the "Agreement") with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds through September 1, 2017.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the daily average net assets of each Fund and the below amount:

Direxion Monthly 25+ Year Treasury Bear 1X Fund	0.10%
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	0.10%
Direxion Monthly High Yield Bull 1.2X Fund	0.35%
Direxion Monthly NASDAQ-100® Bull 2X Fund	0.35%
Direxion Monthly S&P 500® Bull 2X Fund	0.35%
Direxion Monthly S&P 500 Bear® 2X Fund	0.35%
Direxion Monthly Small Cap Bull 2X Fund	0.35%
Direxion Monthly Small Cap Bear 2X Fund	0.35%
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	0.35%
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	0.35%
Direxion Dynamic HY Bond Fund	0.35%
Direxion Monthly China Bull 2X Fund	0.35%
Direxion Monthly Emerging Markets Bull 2X Fund	0.35%
Direxion Monthly Latin America Bull 2X Fund	0.35%
Direxion Monthly Natural Resources Bull 2X Fund	0.35%

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets. Each Fund currently pays a 12b-1 fee of 0.25% of the Fund's average daily net assets.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Funds and acts as the Funds' distributor in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

DIREXION SEMI-ANNUAL REPORT

The follow is a summary of the inputs used to value the Funds' securities as of February 29, 2016.

	Direxion Monthly 25+ Year Bear Treasury 1X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(138)	$—	$(138)
	Direxion Monthly 25+ Year Treasury Bull 1.2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(535)	$(2,737)	$—	$(3,272)
	Direxion Monthly High Yield Bull 1.2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income	$155,334,551	$—	$—	$155,334,551
Other Financial Instruments*	—	1,567,542	—	1,567,542
	Direxion Monthly NASDAQ-100® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(13,826,753)	$—	$(13,826,753)
	Direxion Monthly S&P 500® Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$1,118,162	$—	$1,118,162
	Direxion Monthly S&P 500® Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(683,110)	$—	$(683,110)
	Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$—	$—	$—
	Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(834,762)	$—	$(834,762)
	Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(241,480)	$—	$(241,480)
	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(192,566)	$—	$(192,566)
	Direxion Dynamic HY Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income	$45,630,572	$—	$—	$45,630,572
Other Financial Instruments*	—	708,088	—	708,088
	Direxion Monthly China Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(200,830)	$—	$(200,830)
	Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(49,828)	$—	$(49,828)
	Direxion Monthly Latin America Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(264,501)	$—	$(264,501)

DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly Natural Resources Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$138,567	$—	$138,567

For further detail on each asset class, see Schedules of Investments.

*  Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and swap contracts. Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the six months ended February 29, 2016. There were no Level 3 securities held by the Funds during the six months ended February 29, 2016. It is the Funds' policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how a fund accounts for derivative instruments and how derivative instruments affect a fund's financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 29, 2016, the Funds were invested in futures and swap contracts.

At February 29, 2016, the fair value of derivatives instruments, by primary risk, were as follows:

Asset Derivatives[1]
		Interest Rate Risk	Commodities Risk	Equity Risk	Credit Risk	Total
Direxion Monthly High Yield Bull 1.2X Fund	Swap contracts	$—	$—	$—	$1,567,542	$1,567,542
Direxion Monthly NASDAQ-100® Bull 2X Fund	Swap contracts	—	—	179,740	—	179,740
Direxion Monthly S&P 500® Bull 2X Fund	Swap contracts	—	—	1,118,162	—	1,118,162
Direxion Dynamic HY Bond Fund	Swap contracts	—	—	—	708,088	708,088
Direxion Monthly Latin America Bull 2X Fund	Swap contracts	—	—	147,627	—	147,627
Direxion Monthly Natural Resources Bull 2X Fund	Swap contracts	—	350,855	—	—	350,855

1  Statements of Assets and Liabilities location: Unrealized appreciation on swaps.

DIREXION SEMI-ANNUAL REPORT

Liability Derivatives[1]
		Interest Rate Risk	Commodities Risk	Equity Risk	Credit Risk	Total
Direxion Monthly 25+ Year Treasury Bear 1X Fund	Futures contracts*	$14,595	$—	$—	$—	$14,595
	Swap contracts	138	—	—	—	138
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	Futures contracts*	535	—	—	—	535
	Swap contracts	2,737	—	—	—	2,737
Direxion Monthly NASDAQ-100® Bear 2X Fund	Swap contracts	—	—	14,006,493	—	14,006,493
Direxion Monthly S&P 500® Bear 2X Fund	Swap contracts	—	—	683,110	—	683,110
Direxion Monthly Small Cap Bear 2X Fund	Swap contracts	—	—	834,762	—	834,762
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Swap contracts	241,480	—	—	—	241,480
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Swap contracts	192,566	—	—	—	192,566
Direxion Monthly China Bull 2X Fund	Swap contracts	—	—	200,830	—	200,830
Direxion Monthly Emerging Markets Bull 2X Fund	Swap contracts	—	—	49,828	—	49,828
Direxion Monthly Latin America Bull 2X Fund	Swap contracts	—	—	412,128	—	412,128
Direxion Monthly Natural Resources Bull 2X Fund	Swap contracts	—	212,288	—	—	212,288

1  Statements of Assets and Liabilities location: Unrealized depreciation on swaps, variation margin payable.

*  Cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments.

  Only current day's variation margin, if any, is reported within the Statements of Assets and Liabilities.

DIREXION SEMI-ANNUAL REPORT

Transactions in derivative instruments during the period ended February 29, 2016, by primary risk, were as follows:

		Interest Rate Risk	Commodities Risk	Equity Risk	Credit Risk	Total
Direxion Monthly 25+ Year Treasury Bear 1X Fund	Net Realized gain (loss)[1] Futures contracts	$(228,884)	$—	$—	$—	$(228,884)
	Swap contracts	7,685	—	—	—	7,685
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	(138)	—	—	—	(138)
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	Net Realized gain (loss)[1] Futures contracts	181,069	—	—	—	181,069
	Swap contracts	119,148	—	—	—	119,148
	Change in net unrealized appreciation (depreciation)[2] Futures contracts	(535)	—	—	—	(535)
	Swap contracts	(2,737)	—	—	—	(2,737)
Direxion Monthly High Yield Bull 1.2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	—	939	939
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	—	1,567,542	1,567,542
Direxion Monthly NASDAQ-100® Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(6,925,265)	—	(6,925,265)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(13,826,753)	—	(13,826,753)
Direxion Monthly S&P 500® Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(4,396,578)	—	(4,396,578)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	1,118,162	—	1,118,162
Direxion Monthly S&P 500® Bear 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(2,999,016)	—	(2,999,016)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(125,746)	—	(125,746)
Direxion Monthly Small Cap Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(3,930,709)	—	(3,930,709)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	1,256,737	—	1,256,737

DIREXION SEMI-ANNUAL REPORT

		Interest Rate Risk	Commodities Risk	Equity Risk	Credit Risk	Total
Direxion Monthly Small Cap Bear 2X Fund	Net Realized gain (loss)[1] Swap contracts	$—	$—	$1,517,890	$—	$1,517,890
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(195,273)	—	(195,273)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	12,851,461	—	—	—	12,851,461
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	(15,028)	—	—	—	(15,028)
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	Net Realized gain (loss)[1] Swap contracts	(1,294,023)	—	—	—	(1,294,023)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	237,290	—	—	—	237,290
Direxion Dynamic HY Bond Fund	Net Realized gain (loss)[1] Swap contracts		—	—	(2,695,803)	(2,695,803)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts		—	—	708,242	708,242
Direxion Monthly China Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(1,193,058)	—	(1,193,058)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	(199,727)	—	(199,727)
Direxion Monthly Emerging Markets Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(947,357)	—	(947,357)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	508,557	—	508,557
Direxion Monthly Latin America Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	—	(3,523,801)	—	(3,523,801)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	—	2,032,095	—	2,032,095
Direxion Monthly Natural Resources Bull 2X Fund	Net Realized gain (loss)[1] Swap contracts	—	(3,806,917)	—	—	(3,806,917)
	Change in net unrealized appreciation (depreciation)[2] Swap contracts	—	2,202,813	—	—	2,202,813

1  Statements of Operations location: Net realized gain (loss) on futures and swap contracts.

2  Statements of Operations location: Change in net unrealized appreciation (depreciation) on futures and swap contracts.

DIREXION SEMI-ANNUAL REPORT

For the six months ended February 29, 2016, the average quarterly volume of the derivatives held by each of the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swap Contracts	Short Equity Swap Contracts	Long Futures Contracts
Direxion Monthly 25+ Year Treasury Bear 1X Fund	$—	$35,278	$—
Direxion Monthly 25+ Year Treasury Bull 1.2X Fund	5,706,688	—	2,991,775
Direxion Monthly High Yield Bull 1.2X Fund	38,047,776	—	—
Direxion Monthly NASDAQ-100® Bull 2X Fund	238,178,509	—	—
Direxion Monthly S&P 500® Bull 2X Fund	97,177,748	—	—
Direxion Monthly S&P 500® Bear 2X Fund	—	17,473,164	—
Direxion Monthly Small Cap Bull 2X Fund	27,551,348	—	—
Direxion Monthly Small Cap Bear 2X Fund	—	14,844,689	—
Direxion Monthly 7-10 Year Treasury Bull 2X Fund	109,545,428	—	—
Direxion Monthly 7-10 Year Treasury Bear 2X Fund	—	21,460,692	—
Direxion Dynamic HY Bond Fund	29,266,241	—	—
Direxion Monthly China Bull 2X Fund	10,478,837	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	5,735,724	—	—
Direxion Monthly Latin America Bull 2X Fund	10,278,504	—	—
Direxion Monthly Natural Resources Bull 2X Fund	11,740,077	—	—

The Funds utilize this volume of derivatives to obtain leverage in order to meet the investment objectives of -100%, 120%, 200%, and -200% calendar month performance of their respective indicies.

7.  SUBSEQUENT EVENTS

The Direxion Dynamic HY Bond Fund paid an income distribution to the Investor Class in the amount of $0.034 per share, with a record date of March 15, 2016 and ex-date and payable date of March 16, 2016. The Direxion Dynamic HY Bond Fund also paid an income distribution to the Investor Class in the amount of $0.024 with a record date of April 11, 2016 and ex-date and payable date of April 12, 2016. The Direxion Monthly High Yield Bull 1.2X Fund paid an income distribution to the Investor Class in the amount of $0.152 with a record date of April 15, 2016 and ex-date and payable date of April 18, 2016.

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statements of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds' financial statements and have determined there is no impact to the Funds' financial statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Investment Advisory Agreement Approval (Unaudited)

Provided below is a summary of certain of the factors the Board of Trustees ("Board") of the Direxion Funds ("Trust"), including the trustees who are not "interested persons" as defined in the Investment Company Act of 1940 ("1940 Act"), considered in approving the Investment Advisory Agreement ("Agreement") between Rafferty Asset Management, LLC ("Rafferty") and the Trust at its November 24, 2015 meeting on behalf of the Direxion Monthly High Yield Bull 1.2X Fund, and at its November 26, 2013 and August 13, 2015 meetings on behalf of the Direxion Monthly 25+ Year Treasury Bull 1.2X Fund and the Direxion Monthly 25+ Year Treasury Bear 1X Fund (the "25+ Year Funds"), each a series of the Trust. Each series of the Trust listed above is referred to individually as a "Fund" and collectively as the "Funds." In evaluating the Agreement, the Board reviewed materials furnished by Rafferty in response to inquiries circulated on behalf of the Board prior to the meetings.

The Board did not identify any particular information as most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Agreement, the Board considered the best interests of each Fund separately. The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Rafferty, including information on the investment performance of similar leveraged and inverse strategies managed by Rafferty for other series of the Trust; the costs of the services provided and the projected profitability of Rafferty from its relationship with each Fund; the advisory fee rates to be paid to Rafferty and total expense ratio of each Fund; and other benefits to be received by Rafferty from its relationship with each Fund.

Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the services to be provided by Rafferty under the Agreement. The Board noted that Rafferty has provided services to the Trust, as well as to the Direxion Shares ETF Trust and Direxion Insurance Trust, since their respective inception dates and has developed an expertise in managing funds with leveraged and inverse investment strategies. The Board considered Rafferty's representations that it has the financial resources and appropriate staffing to manage each Fund and to meet its contractual fee waivers and/or expense payment obligations under the Agreement. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds' service providers and will provide compliance resources to the Funds. Because the Funds had not commenced operations, they did not have any prior performance history. Based on these and other considerations, the Board determined, in the exercise of its business judgment, that the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Agreement would be fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the fees to be paid to Rafferty on an annualized basis, including pursuant to the operating services agreement between the Trust and Rafferty. The Board observed that the operating services agreement would function as an indirect fee waiver for the Fund because Rafferty would pay all expenses of the Fund other than management fees, Rule 12b-1 distribution and/or service fees, and certain other expenses that investment advisers commonly waive pursuant to contractual expense limitation agreements. In this regard, Rafferty advised the Board that the combined advisory fee rate and operating service fees for each Fund are similar to: (i) the total advisory fee rates for comparable third-party mutual funds; and (ii) the advisory fee rates charged by Rafferty to comparable series of the Trust and the Direxion Shares ETF Trust. The Board considered Rafferty's representation that the total projected expense ratio for each Fund is commensurate with third-party mutual funds, or other products, with investment strategies similar to each Fund. The Board also considered that Rafferty effectively agreed to limit the total expenses for each Fund under the operating services fee. The Board further considered the overall profitability of Rafferty's investment business and its representation that because the Funds had not commenced operations, Rafferty did not have any prior profit data related to the Funds. The Board did, however, consider a break-even analysis provided by Rafferty for each Fund. Based on these considerations, the Board determined, in the exercise of its business judgment, that the costs of the services to be provided and profits that may be realized under the Agreement would be fair and reasonable.

Economies of Scale. The Board considered whether economies of scale may be realized by Rafferty as each Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets. Accordingly, the Board determined that it was premature to consider economies of scale related to the Funds.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Investment Advisory Agreement Approval (Unaudited)

Other Benefits.  The Board considered Rafferty's representation that it believes that its relationship with the Direxion Shares ETF Trust may help enable Rafferty to attract business to its other mutual funds, and vice versa, which may result in Rafferty earning more in overall investment advisory fees. The Board also considered that Rafferty's overall business with brokerage firms may lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined, in the exercise of its business judgment, that other benefits to Rafferty under the Agreement would be immaterial and not a significant factor for the Board to consider in approving the Agreement.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds are fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve the Agreement.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The Statement of Additional Information ("SAI") includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 47	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Rafferty, 1999-present.	165	None.
Eric W. Falkeis(2) Age: 42	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	165	Trustee, Professionally Managed Portfolios (40 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	165	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 146 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 19 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	165
					Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).
David L. Driscoll Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	165	None.
Jacob C. Gaffey Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	165	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 146 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 19 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 35th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 47	Chief Executive Officer and Chief Investment Officer	One Year; Since 2006	Managing Director of Rafferty, 1999-present.	165	N/A
Eric W. Falkeis(2) Age: 42	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	165	Trustee, Professionally Managed Portfolios (40 Funds).
Patrick J. Rudnick Age: 42	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President,
USBFS (2006-2013);
			formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)  Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 146 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 19 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 39	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011	General Counsel, since October 2010, and Chief Compliance Officer, since September 2012, Rafferty Asset Management, LLC.	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this report, offers for sale to the public 78 of the 146 funds registered with the SEC, the Direxion Funds which, as of the date of this report, offers for sale to the public 19 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this report, does not have any registered with the SEC.

DIREXION SEMI-ANNUAL REPORT

THIS PAGE INTENTIONALLY LEFT BLANK

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT FEBRUARY 29, 2016

1301 Avenue of the Americas (6th Ave.), 35th Floor  New York, New York 10019  (800) 851-0511  www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual
Report

Direxion Hilton
Tactical Income Fund

(formerly Hilton Yield Plus Fund)

FEBRUARY 29, 2016

TICKERS:

CLASS A - HCYAX | INSTITUTIONAL CLASS - HCYIX | CLASS C - HCYCX

1301 Avenue of the Americas (6th Avenue), 35th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Table of Contents

Letter to Shareholders	4
Expense Example	8
Allocation of Portfolio Holdings	9
Schedule of Investments	10
Financial Statements	12
Financial Highlights	15
Notes to the Financial Statements	16
Supplemental Information (Unaudited)	21
Trustees and Officers	22

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report is for the Direxion Hilton Tactical Income Fund (the "Fund"), and covers the period from September 1, 2015 to February 29, 2016 (the "Semi-Annual Period"). Rafferty Asset Management, LLC serves as Adviser to the Fund and Hilton Capital Management, LLC serves as the Fund's Subadviser (the "Subadviser"). The Fund offers an Institutional Class, Class A and Class C shares.

Fund & Market Commentary:

The Institutional Class posted a return of 0.66%, the Class A 0.59% and the Class C 0.21% during the Semi-Annual Period. The Fund's benchmark, a blend of 60% Barclays U.S. Intermediate Government/Credit Index and 40% S&P 500® Total Return Index, returned 0.79% for the Semi-Annual Period.

The Fund's 30-day SEC Yield at February 29, 2016 was 3.14%, 2.75% and 2.17% for the Institutional Class, Class A and Class C, respectively.

During the Semi-Annual Period, the Fund decreased its cash position from 15% to 14%, increased exposure to fixed income from 44% to 55% and decreased equity exposure from 41% to 32%.

For the Fund, the top overall contributor to performance was exposure to corporate bonds. The top individual contributor to the overall portfolio was McDonalds Corp. McDonalds benefited as a turnaround under a new CEO began to show results with increased earnings and dividend growth. Of particular note in this turnaround is the introduction of "all day breakfast" in McDonalds stores, which is behind a large portion of the increased earnings. McDonalds Corp. represented 2.4% of the overall portfolio's holdings at the period end.

Exposure to the Energy sector via Master Limited Partnerships ("MLPs") was the largest detractor to overall performance, as global factors including oversupply, waning demand from China, a strengthening dollar and the potential entry of Iranian supply back into the global market all led to extreme volatility in oil prices. The Fund maintains positions in two well-vetted core MLP holdings after bringing MLP exposure down to among the lowest levels in the history of the strategy.

The Subadviser has taken a conservative stance in the portfolio after a multi-month process of lightening equity exposure and shifting to higher grade credits in the fixed income portion of the portfolio. This conservative positioning was initiated based upon the Subadviser's views regarding the continuing global economic slowdown, quantitative easing by European central banks, and the view that the United States is in the later stages of an economic expansion, raising the potential for a coming recession.

Principal Investment Strategy:

The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, MLPs, real estate investment trusts ("REITs"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes ("ETNs"), municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. government, or its agencies, including securities issued by U.S. government sponsored entities.

MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLPs trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs typically distribute income quarterly and have the potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Consistent with that intention, the Fund shall invest no more than 25% of its total assets in securities of MLPs.

DIREXION SEMI-ANNUAL REPORT
4

REITs are corporations or trusts that invest primarily in fee or leasehold ownership of real estate, mortgages or shares issued by other REITs, and that receive favorable tax treatment provided they meet certain conditions, including the requirement that they distribute at least 90% of their taxable income.

ETNs are debt obligations of investment banks, which are traded on exchanges and whose returns are linked to the performance of market indices.

The Subadviser's investment process begins by looking at various global macro-economic factors such as fiscal/monetary policy, interest rates, geo-political risks, inflation, commodity pricing, government policies and general business conditions. The Subadviser scans a broad array of possible income-producing opportunities across the capital structure and then analyzes company-specific fundamental research to understand a company's dividend policy, relative value and balance sheet. Investments are selected for the Fund's portfolio that demonstrate stable and consistent cash flow, strong underlying asset value, competitive advantages and management teams with demonstrable positive track records.

The Subadviser has a two tier approach to managing the Fund's fixed income portfolio. First, it considers a long-term strategic investment view. Second, it buys and sells fixed income securities opportunistically in response to short-term market, economic, political, or other developments. The objective of the Subadviser's fixed income portfolio strategy is to generate higher income than would be expected from traditional intermediate term fixed income investments such as U.S. government bonds. As a result, the Fund may invest up to 30% in high yield debt or "junk bonds" (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by Standard & Poor's Rating Service, Inc. or lower than Baa3 by Moody's Investors Service, Inc. or, if unrated, determined by the Subadviser to be of comparable quality. The Fund invests in fixed income securities of any duration. Duration measures the sensitivity of the price of a fixed income investment to a 1% change in interest rates. For example, a five-year duration means the investment will decrease in value by 5% if interest rates rise 1%.

In addition, the Fund may invest in other investment companies, including exchange-traded funds ("ETFs"), to the extent permitted by the Investment Company Act of 1940.

The Subadviser's investment team has the flexibility to change the Fund's asset allocation to reflect its outlook on market conditions and may reallocate the Fund's investments between asset classes in an attempt to improve the Fund's total return and reduce volatility. Volatility in the markets provides the Subadviser with the opportunity to benefit from perceived pricing dislocations that may occur during periods of market distress. The Fund's portfolio managers make asset allocation adjustments based on a combination of bottom-up/top-down fundamental analysis and relative value analysis among capital market instruments within the target asset classes.

At the discretion of the Subadviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for (i) temporary defensive purposes in response to adverse market, economic or political conditions and (ii) to retain flexibility in meeting redemptions and paying expenses. Such investments may result in the Fund not achieving its investment objective.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Regards,

William J. Garvey	Craig O'Neill	Alex Oxenham
Hilton Capital Management, LLC	Hilton Capital Management, LLC	Hilton Capital Management, LLC

DIREXION SEMI-ANNUAL REPORT
5

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For most recent month-end performance information please visit direxioninvestments.com or call 1-800-851-0511.

An investor should consider the investment objectives, risks, charges, and expenses of the Direxion Funds carefully before investing. The prospectus and summary prospectus contain this and other information about Direxion Funds. To obtain a prospectus or summary prospectus, please contact Direxion Investments at 1-800-851-0511 or visit www.direxioninvestments.com. The prospectus or summary prospectus should be read carefully before investing.

Mutual fund investing involves risk. Principal loss is possible. The Fund's strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. In addition, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur. The Fund may invest in foreign securities and American Depositary Receipts which involve political, economic and currency risks, greater volatility and differences in accounting methods. Medium- and small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investments in REIT securities involve risks such as declines in the value of real estate and increased susceptibility to adverse economic regulatory expenses. The Fund may invest in MLPs which can be negatively influenced when interest rates rise. These investments also entail many of the general tax risks of investing in a partnership.

There is always the risk that an MLP will fail to qualify for favorable tax treatments. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. Income from municipal securities may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Because the funds invest in ETFs and ETNs, they are subject to additional risks that do not apply to conventional mutual funds. ETF risk includes the risks that the market price of the shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund's ability to sell its shares. ETN risk includes the risks that the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

The total annual fund operating expense ratio of the Direxion Hilton Tactical Income Fund Class A Shares is 1.73%, which includes Acquired Fund Fees and Expenses, indirect fees and expenses that the Fund incurs that are required to be disclosed. Without Acquired Fund Fees and Expenses, the total annual fund operating expense ratio would be 1.30%.*

*   Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Service Agreement, Rafferty has contractually agreed, in exchange for an annualized fee of 0.15% of the average daily net assets of each class of the Fund, to pay all expenses of the Fund as long as Rafferty is the adviser to the Fund, other than the following: management fees, distribution and/or service fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund.

DIREXION SEMI-ANNUAL REPORT
6

Barclay's U.S. Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

The S&P 500® Index is one of the most commonly used benchmarks for the overall U.S. Stock Market. It is a market value weighted index and each stock's weight is proportionate to its market value.

Please note that you cannot invest directly in an index, although you may invest in the underlying securities represented in the index. Index returns are adjusted to reflect the reinvestment of dividends on securities in the index but do not reflect the expenses of the Fund.

Distributed by: Rafferty Capital Markets, LLC

DIREXION SEMI-ANNUAL REPORT
7

Expense Example

February 29, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 – February 29, 2016).

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Table

February 29, 2016 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period[2]
Direxion Hilton Tactical Income Fund Class A
Based on actual fund return	1.30%	$1,000.00	$1,005.90	$6.48
Based on hypothetical 5% return	1.30%	1,000.00	1,018.40	6.52
Direxion Hilton Tactical Income Fund Institutional Class
Based on actual fund return	1.05%	1,000.00	1,006.60	5.24
Based on hypothetical 5% return	1.05%	1,000.00	1,019.64	5.27
Direxion Hilton Tactical Income Fund Class C
Based on actual fund return	2.05%	1,000.00	1,002.10	10.20
Based on hypothetical 5% return	2.05%	1,000.00	1,014.67	10.27

1  Annualized.

2  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of September 1, 2015 to February 29, 2016, then divided by 366.

DIREXION SEMI-ANNUAL REPORT
8

Allocation of Portfolio Holdings

February 29, 2016 (Unaudited)

	Preferred Stock	Common Stock	Corporate Bonds	Closed-End Funds	Master Limited Partnerships	Convertible Bonds	U.S. Government Obligations	Exchange- Traded Funds	Cash*	Total
Direxion Hilton Tactical Income Fund	29%	25%	15%	5%	5%	4%	3%	1%	13%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*  Cash and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT
9

Direxion Hilton Tactical Income Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS - 29.6%
Consumer Discretionary - 1.6%
36,300	M/I Homes, Inc., Series A	$901,692
Financials - 26.0%
45,500	Ares Capital Corp.	1,167,075
47,500	Bank of America Corp., Series H	820,800
16,150	BGC Partners, Inc.	425,375
34,500	Bluerock Residential Growth, Inc. Class A - REIT	870,780
14,750	Boston Private Financial Holdings, Inc.	377,157
46,300	Colony Financial, Inc., Series A - REIT	1,109,348
46,750	Countrywide Capital IV, Series A	1,196,800
46,750	Countrywide Capital V, Series B	1,194,462
23,300	Customers Bancorp, Inc.	595,315
14,000	Dynex Capital, Inc., Series B - REIT	302,400
45,215	HCI Group, Inc.	1,152,078
46,350	Iberiabank Corp.	1,147,163
16,765	National General Holdings Corp.	421,137
25,000	PS Business Parks, Inc. - REIT	635,500
24,450	Saratoga Investment Corp.	594,135
45,250	State Street Corp.	1,173,333
24,000	Valley National Bancorp	656,400
44,750	Wintrust Financial Corp.	1,205,565
		15,044,823
Utilities - 2.0%
44,350	Southern Co.	1,176,605
	TOTAL PREFERRED STOCKS (Cost $17,139,944)	$17,123,120
COMMON STOCKS - 24.7%
Consumer Discretionary - 2.4%
11,900	McDonald's Corp.	$1,394,561
Consumer Staples - 6.4%
9,573	Constellation Brands, Inc.	1,353,909
25,750	Tootsie Roll Industries, Inc.	857,990
63,500	Vector Group Ltd.	1,475,105
		3,687,004
Financials - 12.8%
89,000	Bluerock Residential Growth, Inc. Class A - REIT	913,140
6,400	CME Group, Inc.	585,216
23,000	First of Long Island Corp.	640,320
38,475	Four Corners Property Trust, Inc. - REIT	631,375
184,900	Gramercy Property Trust, Inc. - REIT	1,395,995
33,425	Heritage Financial Corp.	582,932
40,250	Sterling Bancorp	580,003
158,000	Winthrop Realty Trust - REIT	2,079,280
		7,408,261
Industrials - 2.0%
25,700	Republic Services, Inc.	1,174,490
Shares		Fair Value
Information Technology - 1.1%
21,825	Booz Allen Hamilton Holding Corp. Class A	$602,370
	TOTAL COMMON STOCKS (Cost $13,621,144)	$14,266,686
CORPORATE BONDS - 14.7%
Consumer Discretionary - 1.8%
	Amazon.com, Inc.
500,000	3.30%, 12/05/2021	$526,183
500,000	3.80%, 12/05/2024	537,526
		1,063,709
Consumer Staples - 2.1%
	Sysco Corp.
1,200,000	2.60%, 10/01/2020	1,200,391
Financials - 1.0%
	Customers Bancorp, Inc.
22,500	6.38%, 07/31/2018	588,375
Health Care - 2.2%
	AbbVie, Inc.
1,250,000	2.90%, 11/06/2022	1,242,220
Information Technology - 7.6%
	Apple, Inc.
1,000,000	3.20%, 05/13/2025	1,034,552
	Google, Inc.
800,000	3.38%, 02/25/2024	867,641
	Microsoft Corp.
1,200,000	2.38%, 02/12/2022	1,221,318
	Oracle Corp.
1,250,000	2.50%, 10/15/2022	1,254,227
		4,377,738
	TOTAL CORPORATE BONDS (Cost $8,258,850)	$8,472,433
CLOSED-END FUNDS - 5.3%
133,800	Alpine Total Dynamic Dividend Fund	$931,248
45,250	Nuveen Mortgage Opportunity Term Fund	1,015,410
44,900	PIMCO Dynamic Income Fund	1,134,623
	TOTAL CLOSED-END FUNDS (Cost $3,502,800)	$3,081,281
MASTER LIMITED PARTNERSHIPS - 4.8%
Consumer Discretionary - 1.5%
31,850	StoneMor Partners L.P.	$851,032
Energy - 3.3%
40,250	Enterprise Products Partners L.P.	940,642
14,225	Magellan Midstream Partners, L.P.	961,326
		1,901,968
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,882,556)	$2,753,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
10

Direxion Hilton Tactical Income Fund

Schedule of Investments

February 29, 2016 (Unaudited)

Shares		Fair Value
CONVERTIBLE BONDS - 4.0%
Financials - 4.0%
	Colony Financial, Inc.
750,000	3.88%, 01/15/2021	$657,656
	HCI Group, Inc.
1,865,000	3.88%, 03/15/2019	1,644,697
	TOTAL CONVERTIBLE BONDS (Cost $2,477,762)	$2,302,353
U.S. GOVERNMENT OBLIGATIONS - 3.0%
	U.S. Treasury Note
1,450,000	2.50%, 08/15/2023	$1,548,300
	U.S. Treasury Note
200,000	2.00%, 08/15/2025	204,461
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,701,701)	$1,752,761
EXCHANGE TRADED FUNDS - 1.0%
27,000	ProShares Short S&P 500 Fund (a)	$589,950
	TOTAL EXCHANGE TRADED FUNDS (Cost $573,674)	$589,950
	TOTAL INVESTMENTS - 87.1% (Cost $50,158,431)	$50,341,584
	Other Assets in Excess of Liabilities - 12.9%	7,429,945
	TOTAL NET ASSETS - 100.0%	$57,771,529

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
11

Statement of Assets & Liabilities

February 29, 2016 (Unaudited)

Direxion Hilton Tactical Income Fund
Assets:
Investments, at fair value (Note 2)	$50,341,584
Cash	4,681,010
Receivable for Fund shares sold	29,993
Investment securities sold	2,706,405
Dividends and interest receivable	219,996
Total Assets	57,978,988
Liabilities:
Fund shares redeemed	2,426
Payable for investment securities purchased	150,474
Accrued investment advisory fees	44,592
Accrued distribution expenses	2,535
Accrued operating services fees	7,432
Total Liabilities	207,459
Net Assets	$57,771,529
Net Assets Consist of:
Capital stock	$61,262,539
Accumulated net investment loss	(366,839)
Accumulated net realized loss	(3,307,324)
Net unrealized appreciation on investments	183,153
Net Assets	$57,771,529
Cost of Investments	$50,158,431
Calculation of Net Asset Value Per Share:
Class A Shares:
Net assets	$2,368,762
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	160,527
Net asset value, redemption price and offering price per share	$14.76
Institutional Class Shares:
Net assets	$53,536,671
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	3,623,483
Net asset value, redemption price and offering price per share	$14.77
Class C Shares:
Net assets	$1,866,096
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	126,507
Net asset value, redemption price and offering price per share	$14.75

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
12

Statement of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

Direxion Hilton Tactical Income Fund
Investment Income:
Dividend income	$1,257,141
Interest income	161,014
Total investment income	1,418,155
Expenses:
Investment advisory fees	281,387
Operating service fees	46,898
Distribution and Shareholder Service Fees – Class A	3,232
Distribution and Shareholder Service Fees – Class C	8,013
Total expenses	339,530
Net investment income	1,078,625
Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(2,334,594)
Capital gain distributions from regulated investment companies	74,250
Change in net unrealized appreciation (depreciation) on investments	1,518,374
Net realized and unrealized loss on investments	(741,970)
Net increase in net assets resulting from operations	$336,655

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
13

Statement of Changes in Net Assets

	Direxion Hilton Tactical Income Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Increase (decrease) in net assets from:
Operations:
Net investment income	$1,078,625	$1,586,497
Net realized loss on investments	(2,334,594)	(1,144,807)
Capital gain distributions from regulated investment companies	74,250	—
Change in net unrealized appreciation (depreciation) on investments	1,518,374	(2,753,338)
Net increase (decrease) in net assets resulting from operations	336,655	(2,311,648)
Distributions to shareholders:
Net investment income:
Class A Shares	(60,433)	(22,542)[3]
Institutional Class Shares	(1,363,825)	(1,434,439)
Investor Class Shares	—	(64,696)[2]
Class C Shares	(28,938)	(3,681)[4]
Net realized gains:
Institutional Class Shares	—	(332,535)
Investor Class Shares	—	(24,764)[2]
Return of capital:
Class A Shares	—	(11,796)[3]
Institutional Class Shares	—	(444,859)
Investor Class Shares	—	(15,806)[2]
Class C Shares	—	(1,927)[4]
Total distributions to shareholders	(1,453,196)	(2,357,045)
Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions(a)	(1,595,029)	29,445,621
Total increase (decrease) in net assets	(2,711,570)	24,776,928
Net assets:
Beginning of year/period	60,483,099	35,706,171
End of year/period	$57,771,529	$60,483,099
Undistributed (Accumulated) net investment income (loss), end of year/period	$(366,839)	$7,732

(a)  Summary of capital share transactions is as follows:

	Direxion Hilton Tactical Income Fund
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares issued in connection with reorganization[1]
Investor Class Shares	—	$—	167,556	$2,685,938
Institutional Class Shares	—	—	2,532,557	40,657,675
Shares sold
Investor Class Shares	—	—	209,840[2]	3,310,332[2]
Class A Shares	38,351	568,118	57,266[3]	880,027[3]
Institutional Class Shares	771,061	11,558,226	1,757,339	27,824,288
Class C Shares	47,094	708,341	80,456[4]	1,242,518[4]
Shares converted[1]
Investor Class Shares	—	—	(196,081)	(3,074,546)
Institutional Class Shares	—	—	196,081	3,074,546
Shares issued in reinvestment of distributions
Class A Shares	3,062	45,686	1,919[3]	29,638[3]
Institutional Class Shares	72,385	1,082,801	126,566	1,964,889
Investor Class Shares	—	—	6,221[2]	96,433[2]
Class C Shares	1,492	22,324	270[4]	4,153[4]
Shares redeemed
Class A Shares	(115,678)	(1,734,809)	(20,474)[3]	(317,464)[3]
Institutional Class Shares	(933,039)	(13,803,777)	(2,794,031)	(44,774,435)
Investor Class Shares	—	—	(261,759)[2]	(4,158,371)[2]
Class C Shares	(2,805)	(41,939)	—[4]	—[4]
Net increase (decrease)	(118,077)	$(1,595,029)	1,863,726	$29,445,621

1  See Note 1 in the Notes to the Financial Statements.

2  For the period from September 1, 2014 to May 31, 2015.

3  For the period from June 1, 2015 to August 31, 2015.

4  For the period from June 2, 2015 to August 31, 2015.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
14

Financial Highlights

February 29, 2016

													RATIOS TO AVERAGE NET ASSETS[3]
	Net Asset Value, Beginning of Year/ Period	Net Investment Income[1]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Redemption Fees Paid to Fund	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (,000)	Total Expenses	Net Expenses	Net Investment Income after Expense Reimbursement/ Recoupment	Portfolio Turnover Rate[4]
Direxion Hilton Tactical Income Fund
Class A Shares
Six Months Ended February 29, 2016 (Unaudited)	$15.00	$0.24	$(0.15)	$0.09	$(0.33)	$—	$—	$(0.33)	$—	$14.76	0.59%	$2,369	1.30%	1.30%	3.18%	45%
June 1, 2015[9] to August 31, 2015	15.68	0.10	(0.62)	(0.52)	(0.10)	—	(0.06)	(0.16)	—	15.00	(3.31%)	3,521	1.30%	1.30%	2.47%	35%[8]
Investor Class Shares
September 1, 2014 to May 31, 2015[10]	16.47	0.40	(0.62)	(0.22)	(0.35)	(0.13)	(0.09)	(0.57)	—	15.68	(1.26%)	3,075	1.46%	1.37%	3.40%[5]	35%[8]
September 16, 2013[9] to August 31, 2014	15.00	0.32	1.50	1.82	(0.32)	(0.03)	—	(0.35)	—	16.47	12.26%	1,223	2.72%	1.60%	2.27%[5]	58%
Institutional Class Shares
Six Months Ended February 29, 2016 (Unaudited)	15.02	0.26	(0.16)	0.10	(0.35)	—	—	(0.35)	—[7]	14.77	0.66%	53,537	1.05%	1.05%	3.49%	45%
Year ended August 31, 2015	16.49	0.52	(1.21)	(0.69)	(0.50)	(0.13)	(0.15)	(0.78)	—[7]	15.02	(4.25%)	55,752	1.17%	1.09%	3.29%[6]	35%[8]
September 16, 2013[9] to August 31, 2014	15.00	0.37	1.50	1.87	(0.35)	(0.03)	—	(0.38)	—[7]	16.49	12.61%	34,483	2.52%	1.25%	2.63%[6]	58%
Class C Shares
Six Months Ended February 29, 2016 (Unaudited)	14.99	0.19	(0.16)	0.03	(0.27)	—	—	(0.27)	—	14.75	0.21%	1,866	2.05%	2.05%	2.53%	45%
June 2, 2015[9] to August 31, 2015	15.62	0.08	(0.62)	(0.54)	(0.05)	—	(0.04)	(0.09)	—	14.99	(3.46%)	1,210	2.05%	2.05%	2.17%	35%[8]

1  Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

2  All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.

3  For periods of less than one year, these ratios are annualized.

4  Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, forward contracts, futures contracts and repurchase agreements are deemed short-term securities.

5  Net investment income (loss) ratio before expense reimbursement for the period ended September 1, 2014 to May 31, 2015 and the period from September 16, 2013 to August 31, 2014 were 3.31% and 1.15%, respectively.

6  Net investment income (loss) ratio before expense reimbursement for the year ended August 31, 2015 and the period from September 16, 2013 to August 31, 2014 were 3.21% and 1.36%, respectively.

7  Amount is less than $0.005.

8  Portfolio turnover excludes the purchase and sales of the Hilton Yield Plus Fund prior to the reorganization on December 5, 2014. If these transactions were included, portfolio turnover would have been higher.

9  Commencement of operations.

10  The Investor Class Shares were converted to Class A shares on June 1, 2015.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT
15

Direxion Funds

Notes to the Financial Statements

February 29, 2016 (Unaudited)

1.  ORGANIZATION

Direxion Funds (the "Trust") was organized as a Massachusetts Business Trust on June 6, 1997, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 16 series, of which one is included in this report: the Direxion Hilton Tactical Income Fund (the "Fund"). The Fund is a diversified series of the Trust pursuant to 1940 Act. The Fund was formerly known as the Hilton Yield Plus Fund (the "Predecessor Fund") and was formerly a series of Managed Portfolio Series Trust, which commenced operations on September 16, 2013. On December 5, 2014, substantially all of the assets of the Predecessor Fund, were transferred to the Fund in a tax-free reorganization, which was approved by shareholders of the Predecessor Fund (the "Reorganization). Hilton Capital Management, LLC ("Hilton") previously served as the investment adviser to the Predecessor Fund. After the Reorganization, Rafferty Capital Management, LLC serves as the Fund's investment adviser ("Rafferty" or "Adviser") and Hilton serves as the Fund's subadviser ("Subadviser"). The Fund currently offers Class A, Institutional, and Class C shares. On June 1, 2015, the Fund converted all outstanding Investor Class shares to Class A shares. On June 2, 2015, the Fund began selling Class C shares. Class A and Class C shares are made available through registered investment advisers, financial planners, broker-dealer or other financial intermediaries. Institutional Class shares are made available through investment advisers, banks, trust companies or authorized representatives without a sales charge.

The Fund primarily seeks income with a secondary investment objective of capital appreciation consistent with the preservation of capital. The Fund pursues its investment objective by utilizing an investment strategy that employs a disciplined approach to balancing fixed income investments with historically higher income producing equity securities, with a focus on minimizing absolute risk and volatility. The Subadviser attempts to mitigate portfolio risk and volatility by creating a diversified portfolio of income producing securities that also offer the potential for capital appreciation. These securities may include common and preferred stocks of any capitalization, master limited partnerships ("MLPs"), real estate investment trusts ("REITS"), and a variety of debt instruments of any maturity, including corporate bonds, exchange-traded notes, municipal bonds, and securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

a) Investment Valuation – The Net Asset Value ("NAV") of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange ("NYSE"), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time ("Valuation Time"). Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end funds, MLPs and REITs and over-the-counter securities are valued at their last sales price or, if not available, at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Investments in open-end mutual funds, including money market funds, are valued at their respective quoted NAV on the valuation date. Asset-backed securities, convertible bonds and corporate bonds are valued using the mean between the closing bid and ask price furnished by an independent pricing service. Securities for which reliable market quotations are not readily available, the Fund's pricing service does not provide a valuation for such securities, the Fund's pricing service provides valuation that in the judgment of the Adviser does not represent fair value, or the Fund or Adviser believes the market price is stale, are fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Investment Transactions – Investment transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

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c) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes and excise taxes. No provision for Federal income taxes has been made.

d) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Expenses are computed based on the Fund's respective average daily net assets. Other than class specific expenses, income and expenses are allocated to each class of shares based upon relative net assets. For an additional discussion on expenses, refer to Note 4.

e) Distributions to Shareholders – The Fund will make distributions of net investment income, if any, monthly. The Fund will also distribute net realized capital gains, if any, annually. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 29, 2016 and the year ended August 31, 2015, were as follows:

	Direxion Hilton Tactical Income Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Distributions paid from:
Ordinary Income	$1,453,196	$1,872,884
Long-Term Capital Gains	—	9,773
Return of Capital	—	474,388
Total Distributions paid	$1,453,196	$2,357,045

The Fund is designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2015. To the extent necessary to fully distribute such capital gains, the Fund is also designating earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2015, the components of accumulated earnings/losses of the Fund on a tax basis were as follows:

Direxion Hilton Tactical Income Fund
Net unrealized appreciation/(depreciation)	$(1,339,147)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gain/(loss)	(1,035,322)
Total accumulated earnings/(losses)	$(2,374,469)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales adjustments, return of capital on securities and publicly traded partnership investments.

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The cost basis for investments for federal income tax purposes as of February 29, 2016 was as follows:

Direxion Hilton Tactical Income Fund
Tax cost of investments	$50,162,357
Gross unrealized appreciation	1,705,790
Gross unrealized depreciation	(1,526,563)
Net unrealized appreciation/(depreciation)	$179,227

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of its fiscal year, August 31, 2015. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of its fiscal year, August 31, 2015. For the year ended August 31, 2015, the Fund did not defer any qualified late year losses.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of August 31, 2015, the Fund had unlimited short-term capital loss carryforwards on a tax basis of $1,035,322.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2016, open Federal and state income tax years include the tax years ended August 31, 2014 and August 31, 2015. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

f) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT TRANSACTIONS

During the six months ended February 29, 2016, the aggregate purchases and sales of investments (excluding short-term investments) in the Direxion Hilton Tactical Income Fund were $24,407,451 and $25,192,331, respectively. Of these transactions, there were $1,703,781 of purchases invested in long-term U.S. Government securities. There were no sales of long-term U.S. Government securities during the six months ended February 29, 2016.

4.  INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser earns a fee, computed daily and payable monthly, applied to the Fund's average daily net assets at an annual rate of 0.90%.

In addition, the Adviser has entered into a sub-advisory agreement with Hilton, whereby the Subadviser will provide investment management and asset allocation advice to the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Operating Services Agreement: The Fund has entered into an Operating Services Agreement (the "Agreement") with the Adviser. Under this Agreement, the Adviser has contractually agreed, in exchange for an annualized fee of 0.15% of the

DIREXION SEMI-ANNUAL REPORT
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average daily net assets of each class of the Fund, to pay all expenses of the Fund as long as Rafferty is the adviser of the Fund, other than the following: management fees, distribution and/or service fees, acquired fund fees and expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside the typical day-to-day operations of the Fund at least through September 1, 2017.

Distribution Expenses: Shares of the Fund are subject to an annual 12b-1 fee of up to 1.00% of the Fund's average daily net assets. The Class A shares of the Fund currently pay 0.25% of its average daily net assets. The Class C shares of the Fund currently pay a 12b-1 fee of 1.00% of the Fund's Class C average daily net assets. The Institutional Class shares of the Fund do not pay a 12b-1 fee. The Fund does not charge a shareholder service fee.

Rafferty Capital Markets, LLC (the "Distributor") serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Adviser.

5.  VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs including the Fund's own assumptions about the assumptions in determining fair value of investments

To the extent that equity securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean price is used, these securities are categorized in Level 2 of the fair value hierarchy. Asset-backed securities, convertible bonds and corporate bonds are generally categorized in Level 2 of the fair value hierarchy. Investments in other mutual funds are categorized as Level 1 in the hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those financial instruments.

The following is a summary of the inputs used to value the Fund's securities as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Preferred Stocks	$15,291,485	$1,831,635	$—	$17,123,120
Common Stocks	14,266,686	—	—	14,266,686
Corporate Bonds	—	8,472,433	—	8,472,433
Closed-End Funds	3,081,281	—	—	3,081,281
Master Limited Partnerships	2,753,000	—	—	2,753,000
Convertible Bonds	—	2,302,353	—	2,302,353
U.S. Government Obligations	—	1,752,761	—	1,752,761
Exchange-Traded Funds	589,950	—	—	589,950
Total Investments in Securities	$35,982,402	$14,359,182	$—	$50,341,584

For further detail on each asset class, see Schedule of Investments.

The Fund follows authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as

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well as the reasons(s) for the transfers, and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities. There were no Level 3 securities held by the Fund during the six months ended February 29, 2016. It is the Fund's policy to recognize transfers into Level 3 at the value as of the beginning of the period, if applicable.

6.  SUBSEQUENT EVENTS

The Fund paid an income distribution to Class A in the amount of $0.055 per share, to the Institutional Class in the amount of $0.0584 per share, and to Class C in the amount of $0.0454 per share, with a record date of February 29, 2016 and ex-date and payable date of March 1, 2016.

The Fund paid an income distribution to Class A in the amount of $0.055 per share, to the Institutional Class in the amount of $0.0584 per share, and to Class C in the amount of $0.0454 per share, with a record date of March 30, 2016 and ex-date and payable date of April 1, 2016.

The Fund follows authoritative standards of accounting for and disclosure of events that occur after the Statement of Assets and Liabilities date but before the financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Fund has evaluated subsequent events through the issuance of the Fund's financial statements and has determined there is no impact to the Fund's financial statements.

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Direxion Funds

Supplemental Information (Unaudited)

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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21

Direxion Funds

Trustees and Officers

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set below. The report includes additional information about the Fund's Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 47	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	165	None.
Eric W. Falkeis(2) Age: 42	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	165	Trustee, Professionally Managed Portfolios (40 Funds).

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	165	None.

(1)  Mr. O'Neill is affiliated with Rafferty. Mr. O'Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)  Mr. Falkeis is affiliated with Rafferty. Mr. Falkeis is the Chief Operating Officer of Rafferty.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 78 of the 146 funds registered with the SEC, the Direxion Funds which, as of the date of this Report, offers for sale to the public 19 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this Report, has no funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
22

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
John A. Weisser Age: 74	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc., 1971-1995, most recently as Managing Director.	165
					Director, The MainStay Funds Trust (39 Funds), The MainStay Funds (12 Funds), MainStay VP Fund Series (29 Funds), Mainstay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategy Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).
David L. Driscoll Age: 46	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Partner, King Associates, LLP, since 2004; Board Advisor, University Common Real Estate, since 2012; Principal, Grey Oaks LLP since 2003; Member, Kendrick LLC, since 2006.	165	None.
Jacob C. Gaffey Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 2014	Managing Director of Loomis & Co. since 2012; Partner, Bay Capital Advisors, LLC 2008 – 2012.	165	None.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 78 of the 146 funds registered with the SEC, the Direxion Funds which, as of the date of this Report, offers for sale to the public 19 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this Report, has no funds registered with the SEC.

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23

Direxion Funds

Trustees and Officers

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual's business address is 1301 Avenue of the Americas, 35th Floor, New York, New York 10019. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O'Neill(1) Age: 47	Chief Executive Officer and Chief Investment Officer	One Year; Since 2006	Managing Director of Rafferty, 1999-present.	165	N/A
Eric W. Falkeis(2) Age: 42	Principal Executive Officer	One Year; Since 2014	Chief Operating Officer, since April 2014, Rafferty Asset Management, LLC; formerly, President, Rafferty Asset Management, LLC, March 2013 – April 2014; formerly, Senior Vice President, USBFS, September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	165	Trustee, Professionally Managed Portfolios (40 Funds).
Patrick J. Rudnick Age: 42	Principal Financial Officer and Assistant Secretary	One Year; Since 2010
			Senior Vice President and Principal Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly Vice President, USBFS (2006-2013); formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

(1)  Mr. O'Neill serves as Chairman of the Board of Trustees of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(2)  Mr. Falkeis serves as a Trustee of the Direxion Funds, Direxion Insurance Trust and Direxion Shares ETF Trust.

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 78 of the 146 funds registered with the SEC, the Direxion Funds which, as of the date of this Report, offers for sale to the public 19 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this Report, has no funds registered with the SEC.

DIREXION SEMI-ANNUAL REPORT
24

Direxion Funds

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(3)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 39	Chief Compliance Officer Secretary	One Year; Since 2012 One Year; Since 2011
			General Counsel and Chief Compliance Officer, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(3)  The Direxion Family of Investment Companies consists of the Direxion Shares ETF Trust which, as of the date of this Report, offers for sale to the public 78 of the 146 funds registered with the SEC, the Direxion Funds which, as of the date of this Report, offers for sale to the public 19 funds registered with the SEC and the Direxion Insurance Trust which, as of the date of this Report, has no funds registered with the SEC.

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26

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•  Account applications or other forms on which you provide information,

•  Mail, e-mail, the telephone and our website, and

•  Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•  As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•  We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders' nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

Investment Advisor

Rafferty Asset Management, LLC
1301 Avenue of the Americas
35th Floor
New York, NY 10019

Sub-Advisor

Hilton Capital Management, LLC
1010 Franklin Avenue
Garden City, NY 11530

Administrator, Transfer Agent, Dividend Paying
Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.
1555 RiverCenter Dr., Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Distributor

Rafferty Capital Markets, LLC
1010 Franklin Ave., 3rd Floor
Garden City, NY 11530

The Trust's Proxy Voting Policies are available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

The Trust files complete schedules of portfolio holdings with SEC on Form N-Q. The Form N-Q is available without charge by calling 1-800-850-0511, or by accessing the SEC's website at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

1301 Avenue of the Americas (6th Avenue), 35th Floor | New York, New York 10019 | (800) 851-0511

www.direxioninvestments.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	5/2/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	5/2/2016

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	5/2/2016

* Print the name and title of each signing officer under his or her signature.